UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number       811-09025
New Covenant Funds

(Exact name of registrant as specified in charter)
200 East Twelfth Street, Jeffersonville, IN 47130

(Address of principal executive offices) (Zip code)
Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:       614-470-8000
Date of fiscal year end:       June 30
Date of reporting period:       December 31, 2007

Item 1.	Reports to Stockholders.

NEW COVENANT MUTUAL FUNDS
Funds with a Mission

Semi-Annual Report

December 31, 2007

The earth is the Lord's and all that is in it.
PSALM 24:1

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker that sells the Funds, or by contacting the Funds at:
New Covenant Funds
3435 Stelzer Road
Columbus, OH 43219
Telephone: 800-858-6127
Internet: http://www.NewCovenantFunds.com
You can review and get copies of the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
•	For a duplicating fee: by writing the Public Reference Section of the Commission, Washington, DC 20549-6009, by calling 202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov

•	Free from the Commission’s website at http://www.sec.gov.

table of contents

Shareholder Letter	2

Portfolios of Investments	5

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	26

Supplemental Data	32

to our shareholders

NEW COVENANT FUNDS
December 31, 2007
Dear Shareholders:
We are pleased to present this semi-annual report covering the six-month period between July 1, 2007 and December 31, 2007. The pace of economic growth slowed during the period, contributing to weak stock market returns. Bond market performance was mixed: Treasury securities posted strong gains, but other types of bonds generally lost value.
Rising defaults on subprime mortgages contributed to a credit crunch during this period, threatening to slow economic growth. Many borrowers with weak credit took out adjustable-rate mortgages during the housing boom. As interest rates on the loans reset, borrowers defaulted in increasingly large numbers, causing lenders to tighten credit standards. The defaults negatively affected securities backed by subprime mortgages, as well as a variety of other financial instruments. The financial system faced reduced liquidity as a result.
Commodity prices rose during the period—particularly the price of oil, which approached $100 a barrel. Inflation nevertheless remained relatively stable. While inflation rose on a year-over-year basis, its increase was relatively mild.
The Federal Reserve (the “Fed”) in August responded to the credit and liquidity crises by cutting the discount rate, which governs the rate charged to banks for short-term loans, by half a percentage point. The policy-setting board then lowered the federal funds rate three times during the fall, bringing this target short-term rate to 4.25%. Those moves reflected the Fed’s growing concern about the pace of economic growth, which it believed to be a greater threat than inflation.
The stock market was volatile during this six-month period. Stocks advanced between July and September despite periodic drops related to the liquidity crunch, largely on the strength of the Fed’s actions to increase liquidity. Stocks experienced sustained weakness in the second half of the period, however, due to uncertainty about future economic growth. While consumer spending remained healthy, the housing market continued to struggle and year-end statistics showed a weakening employment picture. The Standard & Poor’s 500 Index1 (the “S&P 500”) fell 1.37% for the six-month period as a whole.
Financials stocks were among the market’s worst performers, as they suffered due to the fallout from the subprime mortgage crisis. Consumer stocks also suffered, as investors worried that the housing slump and high energy prices would restrict consumer spending. Energy and materials stocks performed well on the strength of rising commodity prices, while consumer staples and technology stocks benefited from strong global demand.
Growth stocks generally outperformed value stocks, as strength in technology stocks supported growth indices and weakness in financial stocks weighed down value indices. The Russell 3000® Value Index, a broad gauge of value-priced stocks, lost 6.62% for the period, compared to a 2.93% return for the Russell 3000® Growth Index.
Meanwhile, large stocks continued their recent trend of outperforming shares in small companies. Large, multinational companies benefited from a weaker U.S. dollar, which made their products and services more competitive in foreign markets while increasing the value of profits earned outside of the U.S. The Russell Top 200® Index, which tracks the performance of the market’s largest stocks, returned -0.20%, while the Russell 2000® Index of small caps lost 7.53%.
In the bond market, Treasury securities benefited from investors’ search for quality. Spreads between yields on Treasuries and other fixed-income securities widened throughout the period, due to lack of liquidity and lack of demand on non-Treasury issues. Corporate borrowers experienced tighter credit standards, but default rates on corporate bonds remained stable. The Lehman Brothers U.S. Aggregate Index2 returned 5.93% for the six-month period.

Total Returns* as of December 31, 2007	Aggregate		Average Annual
	Latest Qtr	Six Months	1 Year	3 Years	5 Years	10 Years

New Covenant Growth Fund	-3.24%	-2.48%	5.09%	8.87%	12.78%	4.41%
New Covenant Income Fund	2.05%	4.59%	5.65%	3.83%	3.77%	5.09%
New Covenant Balanced Growth Fund	-1.16%	0.40%	5.58%	7.00%	9.29%	5.07%
New Covenant Balanced Income Fund	0.16%	2.02%	5.59%	5.72%	7.05%	5.11%
Expense Ratios†

	Gross Expense Ratio	Net Expense Ratio
New Covenant Growth Fund	1.34%	1.08%
New Covenant Income Fund	1.10%	0.85%
New Covenant Balanced Growth Fund	1.35%	1.10%
New Covenant Balanced Income Fund	1.33%	1.08%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 877-835-4531 or visit our website at www.NewCovenantFunds.com.

*	The performance information for all of the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Advisor. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

†	The Gross Expense Ratio is based on the most recent prospectus. The Fund’s advisor has contractually agreed to limit the fees for the period from July 1, 2007 through June 30, 2008. The Net Expense Ratio is based upon the Gross Expenses less the fees waived by the Advisor. Had this waiver not been in effect, the performance would have been lower. For the New Covenant Income, Balanced Growth and Balanced Income Funds the ratios also include those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies. Excluding these acquired fund fees and expenses, the Expense Ratios would be as follows: Income Fund: Gross, 1.09% and Net, 0.84%; Balanced Growth Fund: Gross, 0.37% and Net, 0.12%; and Balanced Income Fund: Gross, 0.40% and Net, 0.15%.

to our shareholders (continued)

NEW COVENANT FUNDS
December 31, 2007
The New Covenant Growth Fund
The New Covenant Growth Fund returned -2.48% during the six-month period through December 31, 2007. That compared to a -1.37% return for the Fund’s benchmark, the S&P 500 Index.
This Fund takes a core-satellite approach to diversification4: It invests the majority of its assets in a core portfolio and adds satellite portfolios of value, growth and international stocks. The Fund also spreads its assets among small-, mid- and large-cap shares in order to gain exposure to the broad equity market.3
The Fund’s diversification weighed on returns relative to the benchmark during the first half of the period, although its relative performance rebounded during the second half of the period. The Fund’s allocation to value shares detracted from absolute performance. Growth stocks in both large and small companies boosted relative returns, while international shares contributed positively to both absolute and relative performance.3
The New Covenant Income Fund
The New Covenant Income Fund returned 4.59% during the six-month period ended December 31, 2007. That compared to a 5.93% return for its benchmark, the Lehman Brothers U.S. Aggregate Index.
The Fund’s underweight position in Treasury securities detracted from performance relative to the benchmark. As bond spreads widened, the Fund’s manager further reduced its Treasury holdings in order to take advantage of attractive pricing on other types of bonds. This strategy reduced relative returns during the six-month period.3
The New Covenant Balanced Growth Fund
The New Covenant Balanced Growth Fund gained 0.40% during the six-month period ended December 31, 2007. That compared to a 1.57% return for its benchmark, a composite index comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Lehman Brothers U.S. Aggregate Index.
The Balanced Growth Fund trailed its composite benchmark due to underperformance from the Growth Fund and the Income Fund. As of December 31, 2007, the Fund held a neutral asset allocation of 60.0% of assets in the Growth Fund and 40.0% in the Income Fund.3
New Covenant Balanced Income Fund
The New Covenant Balanced Income Fund gained 2.02% during the six-month period ended December 31, 2007. That compared to a 3.39% return for its benchmark, a composite index with a 35% allocation to the S&P 500 Index and a 65% allocation to the Lehman Brothers U.S. Aggregate Index.
The underperformance of both the Growth Fund and the Income Fund relative to their benchmarks detracted from the Balanced Income Fund’s performance relative to its composite index. The Fund held a neutral asset allocation as of the end of the period, with 35% of its assets in the Growth Fund and 65% of assets in the Income Fund.
Thank you for choosing the New Covenant Funds. We look forward to helping you achieve your most important financial objectives. If you have questions or would like to receive a prospectus, please call us at 877-835-4531.

George W. Rue III
Senior Vice President and Chief Investment Officer
NCF Investment Department of New Covenant Trust Company, N.A.5
Investment Concerns:
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. International investing involves increased risk and volatility.
Bond Funds will tend to experience smaller fluctuations in value than stock funds; therefore, fluctuations in price, especially for longer-term issues and in environments of rising interest rates, should be anticipated. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages. Other principal risks associated with securities in the Income Fund are the following: Interest Rate Risk, Call Risk, Credit Risk, Put and Call Option Risk, Foreign Securities Risk, Options and Futures Risk, Government Securities Risk and Rebalancing Risk. For a more complete description of these risks, please consult the Prospectus.
Past performance does not guarantee future results.

[1]	The Standard & Poor’s 500 Index (“S&P 500”) of stocks is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. It is not possible to invest directly in any index.

[2]	The Lehman Brothers U.S. Aggregate Index is an unmanaged index of U.S. bonds, which includes reinvestment of any earnings. It is widely used to measure the overall performance of the U.S. bond market. It is not possible to invest directly in any index.

[3]	Portfolio composition is subject to change.

[4]	Diversification does not guarantee a profit nor protect against a loss.

[5]	A subsidiary of the Presbyterian Foundation.

to our shareholders (continued)

NEW COVENANT FUNDS
December 31, 2007
Portfolio Allocation (unaudited) (subject to change)
GROWTH FUND:***

Percentage of
Security Allocation	Market Value

Information Technology	18.3%
Health Care	17.5%
Financials	16.9%
Industrials	13.1%
Consumer Discretionary	11.4%
Energy	10.4%
Consumer Staples	6.4%
Materials	2.3%
Telecommunications	1.9%
Utilities	1.8%

Total	100%
BALANCED GROWTH FUND:

Percentage of
Security Allocation	Market Value

New Covenant Growth Fund	62.4%
New Covenant Income Fund	36.5%
Cash Equivalents	1.1%

Total	100%
INCOME FUND:***

Percentage of
Security Allocation	Market Value

Non-Government Agency/MBS	43.0%
Government Agency/MBS	25.8%
Corporates	24.0%
Cash	5.4%
Asset Backed	1.5%
Treasuries	0.3%

Total	100%
BALANCED INCOME FUND:

Security Allocation	Percentage of Market Value

New Covenant Income Fund	60.7%
New Covenant Growth Fund	37.8%
Cash Equivalents	1.5%

Total	100%

***	Amounts do not include investments held as collateral for loaned securities.

portfolio of investments

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (97.3%)
	Advertising (0.6%)
385,400	Interpublic Group of Cos., Inc.(a) (L)	$3,125,594
3,840	Live Nation, Inc.(a) (L)	55,757
45,400	Omnicom Group, Inc.	2,157,862
7,663	PagesJaunes SA	153,587

		5,492,800

	Aerospace/Defense (0.1%)
8,600	BE Aerospace, Inc.(a)	454,940
29,700	Empresa Brasileira de Aeronautica SA(b)	336,400
1,100	TransDigm Group, Inc.(a)	49,687

		841,027

	Automotive (0.9%)
28,200	BorgWarner, Inc.	1,365,162
12,700	DaimlerChrysler AG	1,229,266
108,600	Ford Motor Co.(a) (L)	730,878
59,600	Goodyear Tire & Rubber Co.(a)	1,681,912
42,100	Nissan Motor Co., Ltd.	463,590
3,700	Peugeot SA	280,459
132	Porsche AG	266,512
20,200	Suzuki Motor Corp.	609,436
8,220	Tenneco Automotive, Inc.(a) (L)	214,295
84,200	TRW Automotive Holdings Corp.(a)	1,759,780

		8,601,290

	Banks (4.8%)
44,089	Akbank TAS	327,282
12,500	Allied Irish Banks PLC	286,369
40,600	Banco Bilbao Vizcaya Argentaria SA	994,761
16,900	Banco Santander SA	365,404
127,900	Bank Hapoalim Ltd.	639,167
32,700	Bank Muscat SA — GDR(a)	652,303
359,191	Bank of America Corp.	14,820,221
81,800	Bank of East Asia Ltd.	559,714
4,700	Banque Nationale de Paris	509,961
16,500	Barclays PLC	165,522
253,000	China Construction Bank Corp.	214,487
4,990	City Holding Co.(L)	168,862
47,000	Comerica, Inc.	2,045,910
29,000	Commerce Bancorp, Inc.	1,106,060
3,600	Commercial International Bank	60,013
6,350	Credit Suisse Group	382,043
4,800	Deutsche Bank AG	627,893
6,300	East West Bancorp, Inc.(L)	152,649
1,660	First Citizens Bancshares, Inc., Class A (L)	242,111
3,500	First Community Bancorp (L)	144,340
4,600	Frontier Financial Corp. (L)	85,422
35,108	HSBC Holdings PLC	588,383
6,280	International Bancshares Corp. (L)	131,503
49,756	JPMorgan Chase & Co.	2,171,849
3,232	Kookmin Bank — ADR(a)	236,970
66,000	Mitsubishi Tokyo Financial Group, Inc.	618,639
129	Mizuho Financial Group, Inc.	616,705
1,120,000	PT Bank Mandiri	417,465
2,058	Raiffeisen International Bank Holding AG	311,691
50,000	Royal Bank of Scotland Group PLC	441,870
2,090	SCBT Financial Corp. (L)	66,190
1,580	Societe Generale	228,509
29,400	Standard Bank Ltd.	430,906
6,500	Standard Chartered PLC	238,570
30,100	State Street Corp.	2,444,120
178	Sumitomo Mitsui Financial Group, Inc.	1,333,805
151,400	U.S. Bancorp	4,805,436

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Banks (cont.)
3,700	UCBH Holdings, Inc.(L)	$52,392
8,580	UMB Financial Corp.(L)	329,129
101,400	Wachovia Corp.	3,856,242
70,900	Wells Fargo & Co.	2,140,471
87,000	Yapi ve Kredi Bankasi AS(a)	305,836

		46,317,175

	Chemicals (1.2%)
3,600	Akzo Nobel NV	288,351
4,260	CF Industries Holdings, Inc.	468,856
2,670	Chemed Corporation(L)	149,200
30,900	Cytec Industries, Inc.(L)	1,902,822
20,600	Metabolix, Inc.(a) (L)	490,280
3,400	Methanex Corp.	94,967
42,500	Mosaic Co., Inc.(a)	4,009,450
1,040	OM Group, Inc.(a) (L)	59,842
17,400	Potash Corp. of Saskatchewan, Inc.	2,530,380
5,900	Rhodia SA(a)	227,706
392,000	Sinochem Hong Kong Holdings Ltd.(L)	366,012
57,000	Sumitomo Chemical Co., Ltd.	508,764
3,280	Terra Industries, Inc.(a) (L)	156,653
21,500	U.S. BioEnergy Corp.(a) (L)	251,765
8,034	Uralkali — GDR(a) (L)	299,266
3,800	W.R. Grace & Co.(a) (L)	99,484

		11,903,798

	Commercial Services (2.5%)
9,479	Aaron Rents, Inc.(L)	182,376
180,100	Accenture Ltd., Class A	6,489,003
6,419	Adecco SA	347,349
39,001	Brambles Ltd.	394,731
73,600	CIT Group, Inc.	1,768,608
10,270	CSG Systems International, Inc.(a) (L)	151,175
5,470	Dollar Financial Corp.(a) (L)	167,874
6,800	Genpact Ltd.(a)	103,564
64,200	IAC/InterActiveCorp(a)	1,728,264
4,900	ICF International, Inc.(a) (L)	123,774
52,100	Manpower, Inc.	2,964,490
1,580	Pre-Paid Legal Services, Inc.(a)	87,453
87,700	Rentokil Initial PLC	211,041
24,800	Robert Half International, Inc.	670,592
1,540	Steiner Leisure Ltd.(a) (L)	68,006
300	Strayer Education, Inc.	51,174
4,010	Watson Wyatt Worldwide, Inc.(L)	186,104
91,400	Western Union Co.	2,219,192
408,900	Xerox Corp.(a)	6,620,091

		24,534,861

	Computer Services and Software (8.1%)
21,200	Activision, Inc.(a)	629,640
22,210	Actuate Corp.(a) (L)	172,572
32,900	Affiliated Computer Services Inc., Class A(a)	1,483,790
4,380	ANSYS, Inc.(a) (L)	181,595
31,800	Apple Computer, Inc.(a)	6,298,944
83,700	Autodesk, Inc.(a)	4,164,912
47,900	Automatic Data Processing, Inc.	2,132,987
29,830	Avocent Corp.(a) (L)	695,337
3,590	Belden CDT, Inc.(L)	159,755
18,840	Brocade Communications Systems, Inc.(a)	138,286
4,220	Chordiant Software, Inc.(a)	36,081
75,500	Cisco Systems, Inc.(a)	2,043,785
15,900	Commvault Systems, Inc.(a)	336,762
3,990	Comsys IT Partners, Inc.(a) (L)	62,962
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Computer Services and Software (cont.)
5,400	Dassault Systemes SA	$319,639
3,670	Earthlink, Inc.(a) (L)	25,947
4,700	FactSet Research Systems, Inc.	261,790
251,800	Hewlett Packard Co.	12,710,864
4,810	High Tech Computer Corp. — GDR	355,324
8,700	Immersion Corp.(a) (L)	112,665
5,700	Infosys Technologies Ltd.	258,552
75,100	International Business Machines Corp.	8,118,310
86,700	Intuit, Inc.(a)	2,740,587
10,080	Jack Henry & Associates, Inc.(L)	245,347
4,769	L-1 Identity Solutions, Inc.(a) (L)	85,604
8,500	Longtop Financial Technologies Ltd. — ADR(a)	201,280
6,030	Magma Design Automation, Inc.(a) (L)	73,626
8,100	MedAssets, Inc.(a) (L)	193,914
418,600	Microsoft Corp.	14,902,160
87,700	Network Appliance, Inc.(a)	2,188,992
404,800	Oracle Corp.(a)	9,140,384
4,300	Oracle Corp. Japan	189,785
7,220	Photronics, Inc.(a) (L)	90,033
3,630	Progress Software Corp.(a) (L)	122,258
9,950	Radyne Corp.(a) (L)	91,540
95,100	Red Hats, Inc.(a) (L)	1,981,884
19,300	Riverbed Technology, Inc.(a)	516,082
2,750	SPSS, Inc.(a) (L)	98,753
131,375	Sun Microsystems, Inc.(a)	2,381,829
5,220	Sybase, Inc.(a) (L)	136,190
3,320	Syntel, Inc.(L)	127,886
32,500	THQ, Inc.(a) (L)	916,175
8,000	Trend Micro, Inc.	286,482
12,400	United Online, Inc.(L)	146,568
1,750	Vasco Data Security International, Inc.(a) (L)	48,860
97,500	Wind River Systems, Inc.(a) (L)	870,675

		78,477,393

	Construction and Building Materials (1.7%)
16,600	AGCO Corp.(a)	1,128,468
4,780	Apogee Enterprises, Inc.(L)	81,786
42,800	Aveng Ltd.(L)	381,410
25,430	Bouygues SA	2,119,043
18,576	Cemex S.A.B. de CV — ADR	480,190
2,750	Ceradyne, Inc.(a) (L)	129,057
112,000	China Communications Construction Co., Ltd.	293,758
13,481	CRH PLC	467,472
1,920	Drew Industries, Inc.(a) (L)	52,608
13,240	Emcor Group, Inc.(a) (L)	312,861
16,200	Foster Wheeler Ltd.(a)	2,511,324
20,100	Gujarat Ambuja Cement Ltd. — ADR	75,174
70,600	Gujarat Ambuja Cement Ltd. — GDR (b)	263,394
10,841	Holcim Ltd.	1,161,775
34,000	Jacobs Engineering Group, Inc.(a)	3,250,740
1,800	Lafarge SA	327,612
5,762	Orascom Construction Industries — GDR	1,195,383
1,000	Orascom Construction Industries — GDR (b)	207,460
1,980	Perini Corp.(a)	82,012
14,800	Persimmon PLC	235,664
43,200	Stanley Works	2,094,336

		16,851,527

	Consumer Products (3.4%)
53,800	Abercrombie & Fitch Co., Class A	4,302,386
60,309	Amcor Ltd.	365,811
4,320	Blyth, Inc.	94,781
46,000	Cintas Corp.	1,546,520

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Consumer Products (cont.)
2,320	Conn’s, Inc.(a) (L)	$39,695
41,300	Crocs, Inc.(a) (L)	1,520,253
1,690	Deckers Outdoor Corp.(a) (L)	262,051
5,820	Eddie Bauer Holdings, Inc.(a)	36,957
3,320	Elizabeth Arden, Inc.(a) (L)	67,562
5,500	Guess?, Inc.(L)	208,395
2,700	Herman Miller, Inc.	87,453
10,580	Hot Topic, Inc.(a) (L)	61,576
3,190	Jakks Pacific, Inc.(a) (L)	75,316
103,000	Kimberly-Clark Corp.	7,142,020
8,100	L’OREAL SA(L)	1,160,222
5,070	Mannatech, Inc.(L)	32,042
67,100	Newell Rubbermaid, Inc.	1,736,548
83,360	NIKE, Inc., Class B	5,355,046
2,300	Nintendo Co., Ltd.	1,377,529
9,900	Phillips-Van Heusen Corp.	364,914
63,022	Procter & Gamble Co.	4,627,075
6,570	Skechers U.S.A., Inc., Class A(a)	128,181
89,900	Tempur-Pedic International, Inc.(L)	2,334,703
1,500	Tupperware Corp.(L)	49,545
5,300	Uni-Charm Corp.(L)	335,461
2,520	Warnaco Group, Inc.(a) (L)	87,696

		33,399,738

	Diversified Operations (2.0%)
1,290	Actuant Corp.(L)	43,873
4,400	Acuity Brands, Inc.(L)	198,000
155,000	BAE Systems	1,536,394
39,000	Capitaland Ltd.	169,930
414,900	General Electric Co.	15,380,343
32,700	Martha Stewart Living Omnimedia, Inc., Class A(a) (L)	303,129
2,600	McCormick & Co., Inc.	98,566
21,000	Mitsubishi Corp.	575,291
1,000	PS Business Parks, Inc.	52,550
5,180	Rofin-Sinar Technologies, Inc.(a) (L)	249,210
51,000	Sumitomo Corp.	724,593
30,000	Swire Pacific Ltd., Class A	413,626

		19,745,505

	Electronics (4.7%)
6,260	Amis Holdings, Inc.(a) (L)	62,725
81,000	Applied Materials, Inc.	1,438,560
8,400	Atmi, Inc.(a) (L)	270,900
20,900	Avnet, Inc.(a)	730,873
1,400	Axsys Technologies, Inc.(a) (L)	51,310
16,000	China Digital TV Holdings Co., Ltd. — ADR(a) (L)	431,680
1,630	Cubic Corp.(L)	63,896
278,800	Duke Energy Corp.	5,623,396
37,000	Edison International	1,974,690
11,500	Elpida Memory, Inc.(a)	399,463
13,400	Emulex Corp.(a)	218,688
6,370	Entegris Inc.(a)	54,973
5,900	Fanuc Ltd.	574,682
480,000	Flextronics International Ltd.(a)	5,788,800
38,100	FPL Group, Inc.	2,578,227
5,000	Fuji Photo Film Co., Ltd.	211,728
14,100	Garmin Ltd.	1,367,700
5,500	Hirose Electric Co., Ltd.(L)	636,168
103,586	Hon Hai Precision Industry Co., Ltd. — GDR	1,284,466
7,820	Hutchinson Technology, Inc.(a) (L)	205,822
8,780	Hynix Semiconductor, Inc.(a)	243,498
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Electronics (cont.)
15,400	Infineon Technologies AG(a)	$182,808
14,900	Intersil Corp., Class A	364,752
900	Itron, Inc.(a) (L)	86,373
1,000	Keyence Corp.	246,822
45,600	Kla-Tencor Corp.	2,196,096
90,300	Lam Research Corp.(a)	3,903,669
3,880	Lo-Jack Corporation(a) (L)	65,223
8,740	Mentor Graphics Corp.(a) (L)	94,217
5,650	Methode Electronics, Inc.(L)	92,886
2,820	MKS Instruments, Inc.(a) (L)	53,975
3,500	Murata Manufacturing Co., Ltd.	203,044
15,500	Nippon Electric Glass Co., Ltd.	253,384
6,200	Novellus Systems, Inc.(a)	170,934
40,000	Nvidia Corp.(a)	1,360,800
7,180	OmniVision Technologies, Inc.(a) (L)	112,367
120,500	ON Semiconductor Corp.(a) (L)	1,070,040
2,380	Plexus Corp.(a) (L)	62,499
6,640	Portland General Electric Co.(L)	184,459
1,051	Samsung Electronics Co., Ltd.	624,512
2,634	Samsung Electronics Co., Ltd. — GDR (b)	771,104
3,000	Semtech Corp.(a) (L)	46,560
18,800	Sony Corp.	1,043,509
12,400	Spansion, Inc.(a) (L)	48,732
1,710	Standard Microsystems Corp.(a) (L)	66,810
1,800	Synopsis, Inc.(a)	46,674
146,720	Taiwan Semiconductor — ADR	1,461,331
4,470	Technitrol, Inc.(L)	127,753
105,100	Texas Instruments, Inc.	3,510,340
85,000	Toshiba Corp.	636,929
89,300	Triquint Semiconductor, Inc.(a)	592,059
12,560	TTM Technologies, Inc.(a) (L)	146,450
14,090	Varian Semiconductor Equipment Associates, Inc.(a)	521,330
5,990	Yamada Denki Co., Ltd.	684,801

		45,245,487

	Energy (3.7%)
198,000	AES Corp.(a)	4,235,220
26,200	American Electric Power Co., Inc.	1,219,872
27,700	Banpu Public Co., Ltd.	338,949
1,800	Black Hills Corp.(L)	79,380
1,710	Central Vermont Public Service Corp.(L)	52,736
135,500	China Shenhua Energy Co., Ltd.	809,847
18,900	Companhia Energetica de Sao Paulo(a)	461,398
2,340	CVR Energy, Inc.(a) (L)	58,360
248,600	El Paso Corp.	4,285,864
1,900	Electricite De France	226,320
34,900	Entergy Corp.	4,171,248
63,674	Exelon Corp.	5,198,345
7,400	FirstEnergy Corp.	535,316
51,600	McDermott International, Inc.(a)	3,045,948
13,300	National Grid PLC	220,780
4,300	Ormat Technologies Inc.(L)	236,543
27,600	PG&E Corp.(L)	1,189,284
6,800	Public Service Enterprise Group, Inc.	668,032
2,305	RAO Unified Energy System OGK-5 GDR(a) (d)	20,088
950	RAO Unified Energy System TGK-5 GDR(a) (d)	3,458
2,800	RAO Unified Energy System GDR	358,120
17,800	Scottish & Southern Energy PLC	580,331
126,200	Spectra Energy Corp.	3,258,484
2,600	Suncor Energy, Inc.	284,348
70,000	Tokyo Gas Ltd.	327,753

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Energy (cont.)
161,800	Xcel Energy, Inc.(L)	$3,651,826

		35,517,850

	Entertainment (1.0%)
4,090	Lin TV Corp., Class A(a) (L)	49,776
6,510	Netflix Inc.(a) (L)	173,296
294,300	Walt Disney Co.	9,500,004

		9,723,076

	Financial Services (5.6%)
9,625	Advanta Corp., Class B(L)	77,674
4,600	Affiliated Managers Group, Inc.(a) (L)	540,316
6,300	Anworth Mortgage Asset Corp.	52,038
6,140	Asta Funding, Inc.(L)	162,342
18,600	BlackRock, Inc., Class A(L)	4,032,480
38,300	Blackstone Group LP	847,579
37,200	Capital One Financial Corp.	1,758,072
3,900	Capstead Mortgage Corp.	51,441
4,110	Centerline Holding Co.(L)	31,318
181,476	Citigroup, Inc.	5,342,653
184,600	Commerce Assets Holdings	614,402
53,800	Credit Suisse Group — ADR	3,233,380
2,880	Deluxe Corp.(L)	94,723
2,300	Douglas Emmett, Inc.(L)	52,003
11,200	Federated Investors, Inc.	460,992
2,860	FirstFed Financial Corp.(a) (L)	102,445
11,000	Fortis	290,743
4,400	Fortis — Strip(a)	64
26,100	Fortress Investment Group LLC(L)	406,638
20,200	Franklin Resources, Inc.	2,311,486
45,000	Fubon Financial Holding Co., Ltd. — GDR (b)	399,573
1,230	Gamco Investors, Inc.(L)	85,178
1,600	GFI Group, Inc.(a) (L)	153,152
1,400	Global Payments, Inc.	65,128
36,860	Goldman Sachs Group, Inc.	7,926,743
6,700	Greenhill & Co., Inc.(L)	445,416
9,000	Groupe Danone(L)	807,848
200,600	Grupo Financiero Inbursa SA	551,503
17,200	HBOS PLC	251,627
11,900	Hercules Technology Growth Capital, Inc.(L)	147,798
19,179	ING Groep NV	750,012
143,300	Invesco Ltd.(L)	4,496,754
10,500	Irish Life & Permanent PLC	181,283
27,900	Jefferies Group, Inc.	643,095
21,900	Legg Mason, Inc.	1,601,985
47,400	Lehman Brothers Holdings, Inc.	3,101,856
4,432	Macquarie Group Ltd.(L)	296,450
28,200	MBIA, Inc.(L)	525,366
5,800	MFA Mortgage Investments, Inc.	53,650
2,000	Morningstar, Inc.(a) (L)	155,500
6,700	Nasdaq Stock Market, Inc.(a)	331,583
4,180	National Financial Partners Corp.(L)	190,650
17,000	Nomura Holdings, Inc.	288,407
20,400	Och-Ziff Capital Management Group LLC(a) (L)	536,112
6,000	ORIX Corp.	1,025,425
52,700	Paychex, Inc.	1,908,794
19,300	PNC Financial Services Group, Inc.	1,267,045
3,380	PRG-Schultz International(a)	28,967
53,200	Prudential Financial, Inc.	4,949,728
8,700	Thomas Weisel Partners Group, Inc.(a) (L)	119,451
9,311	UBS AG	431,042
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Financial Services (cont.)
4,700	Waddell & Reed Financial, Inc., Class A(L)	$169,623

		54,349,533

	Food and Beverages (3.4%)
24,400	Bunge Ltd.(L)	2,840,404
27,600	Coca-Cola Co.	1,693,812
16,000	Companhia de Bebidas Das Americas — ADR	1,136,480
1,300	Fresh Del Monte Produce, Inc.(a)	43,654
110,100	Kroger Co.	2,940,771
230	Lindt & Spruengli AG	796,537
2,250	Nash Finch Co.(L)	79,380
3,800	Nestle SA	1,745,737
80,200	Pepsi Bottling Group, Inc.	3,164,692
131,900	PepsiCo, Inc.	10,011,210
2,610	Pico Holdings, Inc.(a) (L)	87,748
49,000	Premier Foods PLC	199,692
70,900	Supervalu, Inc.	2,660,168
52,300	Sysco Corp.	1,632,283
16,700	Unilever NV	614,007
68,100	Unilever NV — ADR	2,482,926
7,950	Unilever PLC	299,069
17,579	Woolworths Ltd.	524,495

		32,953,065

	Healthcare-Services (4.1%)
5,030	Amerigroup Corp.(a)	183,344
166,200	Bristol-Myers Squibb Co.(L)	4,407,624
3,140	Corvel Corp.(a) (L)	72,283
50,450	Coventry Health Care, Inc.(a)	2,989,162
53,800	Express Scripts, Inc., Class A(a)	3,927,400
5,700	HealthSpring, Inc.(a)	108,585
9,060	LifePoint Hospitals, Inc.(a) (L)	269,444
5,500	Lincare Holdings, Inc.(a) (L)	193,380
2,340	Magellan Healthcare-Services, Inc.(a)	109,114
75,500	McKesson Corp.	4,946,005
48,700	Quest Diagnostics, Inc.	2,576,230
3,230	RehabCare Group, Inc.(a) (L)	72,869
31,400	Stryker Corp.	2,346,208
132,720	UnitedHealth Group, Inc.	7,724,304
46,000	Varian Medical Systems, Inc.(a)	2,399,360
77,600	Wellpoint, Inc.(a)	6,807,848

		39,133,160

	Insurance (5.6%)
72,600	Ace Ltd.	4,485,228
18,974	Aegon NV	335,354
47,500	AFLAC, Inc.	2,974,925
4,500	Allianz AG	974,154
1,210	Allied World Assurance Co. Holdings Ltd.(L)	60,706
63,579	American International Group, Inc.	3,706,656
9,370	Amerisafe, Inc.(a) (L)	145,329
77,200	Aon Corp.	3,681,668
27,190	Arch Capital Group Ltd.(a)	1,912,816
1	Argo Group International Holdings Ltd.(a)	42
64,600	Assurant, Inc.(L)	4,321,740
13,684	AXA	547,928
78,500	Axis Capital Holdings Ltd.	3,059,145
81,000	CIGNA Corp.	4,352,130
2,710	Commerce Group, Inc.(L)	97,506
600	Fairfax Financial Holdings Ltd.	174,521
52,400	Hartford Financial Services Group, Inc.	4,568,756
85,400	Marsh & McLennan Cos., Inc.	2,260,538
9,680	Max Re Capital Ltd.(L)	270,943

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Insurance (cont.)
5,030	Navigators Group, Inc.(a) (L)	$326,950
4,840	ProAssurance Corp.(a) (L)	265,813
8,300	QBE Insurance Group Ltd.	242,907
72,700	Reinsurance Group of America, Inc.(L)	3,815,296
61	Sony Financial Holdings Inc.(a) (b)	233,187
5,800	Sun Life Financial Services, Inc.	327,473
10,355	Swiss Re	735,984
89,739	The Travelers Cos., Inc.	4,827,958
240,500	UnumProvident Corp.	5,721,495

		54,427,148

	Internet (1.2%)
5,000	Alibaba.com Ltd.(a) (b)	17,732
2,420	Blue Coat Systems, Inc.(a) (L)	79,545
4,400	Blue Nile, Inc.(a) (L)	299,464
1,250	Capella Education Co.(a) (L)	81,825
4,500	Dice Holdings Inc.(a)	35,955
20,700	Giant Interactive Group, Inc. — ADR(a) (L)	268,686
2,600	Google, Inc., Class A(a)	1,797,848
6,450	J2 Global Communications, Inc.(a) (L)	136,547
700	NHN Corp.(a)	169,146
14,400	Nutri/System, Inc.(a) (L)	388,512
9,850	Orbitz Worldwide, Inc.(a)	83,725
94,900	Softbank Corp.(L)	1,962,569
351,912	Symantec Corp.(a)	5,679,860
920	Yahoo Japan Corp.(L)	411,817

		11,413,231

	Lodging (0.2%)
59,600	Host Hotels & Resorts, Inc.	1,015,584
1,500	Lasalle Hotel Properties(L)	47,850
156,000	Shangri-La Asia Ltd.	490,195
10,960	Sunstone Hotel Investors, Inc.(L)	200,458

		1,754,087

	Machinery and Equipment (0.8%)
16,990	American Axle & Manufacturing Holdings, Inc.(L)	316,354
26,600	Deere & Co.	2,476,992
2,980	Graco, Inc.	111,035
2,800	Intevac, Inc.(a) (L)	40,712
38,600	Lennox International, Inc.	1,598,812
42,800	Manitowoc Co., Inc.(L)	2,089,924
6,927	Schneider SA	938,533
2,000	SMC Corp.	238,496

		7,810,858

	Manufacturing (5.4%)
1,820	A.O. Smith Corp.(L)	63,791
6,350	Applied Industrial Tech, Inc.(L)	184,277
13,100	Assa Abloy AB, Class B(L)	263,058
89,300	Church & Dwight Co., Inc.(L)	4,828,451
4,400	Continental AG	570,809
11,800	Cummins, Inc.	1,502,966
66,600	Danaher Corp.	5,843,484
29,700	Eaton Corp.	2,879,415
5,130	Enpro Industries, Inc.(a) (L)	157,234
1,920	Freightcar America, Inc.(L)	67,200
15,550	Graftech International Ltd.(a) (L)	276,012
3,710	Greif, Inc., Class A(L)	242,523
12,130	Hankook Tire Co., Ltd.(a)	232,048
111,000	Honeywell International, Inc.	6,834,270
41,400	Illinois Tool Works, Inc.	2,216,556
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Manufacturing (cont.)
27,500	ITT Industries, Inc.	$1,816,100
4,800	Kaydon Corp.(L)	261,792
4,400	Maidenform Brands, Inc.(a)(L)	59,532
1,040	NACCO Industries, Inc.(L)	103,678
6,893	OAO TMK — GDR	310,185
3,200	Oshkosh Truck Corp.	151,232
55,900	Owens-Illinois, Inc.(a)	2,767,050
112,050	Parker Hannifin Corp.	8,438,485
41,000	Precision Castparts Corp.	5,686,700
790	Robbins & Myers, Inc.(L)	59,748
7,500	Siemens AG	1,188,746
102,770	Skyworks Solutions, Inc.(a)(L)	873,545
4,520	Sun Hydraulics Corp.(L)	114,040
4,530	Trimas Corporation(a)	47,973
31,600	United States Steel Corp.	3,820,756

		51,861,656

	Media (2.2%)
225,700	Comcast Corp., Class A(a)	4,121,282
45,100	DIRECTV Group, Inc.(a)	1,042,712
7,900	Grupo Televisa SA — ADR	187,783
30,000	McGraw-Hill Companies., Inc.	1,314,300
10,400	Naspers Ltd.	246,738
442,500	Time Warner, Inc.	7,305,675
54,300	Viacom, Inc., Class B(a)	2,384,856
7,100	Vivendi SA(L)	325,709
4,931	Washington Post Co. (The), Class B(L)	3,902,542
38,800	Yell Group PLC	309,683

		21,141,280

	Medical (4.3%)
34,200	Affymetrix, Inc.(a)(L)	791,388
1,940	Air Methods Corp.(a)(L)	96,360
15,000	Alcon, Inc.	2,145,600
210,600	Alkermes, Inc.(a)(L)	3,283,254
33,600	Allergan, Inc.	2,158,464
15,600	American Oriental Bioengineering, Inc.(a)(L)	172,848
7,100	AmSurg Corp.(a)(L)	192,126
9,030	Applera Corp. — Celera Genomics Group(a)(L)	143,306
900	Arthrocare Corp.(a)(L)	43,245
61,100	Baxter International, Inc.	3,546,855
1,200	Beckman Coulter, Inc.	87,360
269,300	Boston Scientific Corp.(a)	3,131,959
25,700	C. R. Bard, Inc.	2,436,360
57,400	Cell Genesys, Inc.(a)(L)	132,020
2,380	Conmed Corp.(a)(L)	55,002
5,430	Cynosure Inc.(a)(L)	143,678
15,800	Geron Corp.(a)(L)	89,744
28,700	Hoya Corp.	914,700
10,000	Illumina, Inc.(a)(L)	592,600
9,890	Invacare Corp.(L)	249,228
46,200	Johnson & Johnson, Inc.	3,081,540
52,500	Kinetic Concepts, Inc.(a)	2,811,900
2,320	Medcath Corp.(a)(L)	56,979
55,000	Medtronic, Inc.	2,764,850
1,100	Millipore Corp.(a)	80,498
1,392	Nobel Biocare Holding AG	372,627
4,300	Obagi Medical Products, Inc.(a)(L)	78,647
51,800	Patterson Co., Inc.(a)	1,758,610
25,200	PSS World Medical, Inc.(a)	493,164
12,900	Sanofi-Synthelabo SA(L)	1,187,711
217,700	Schering-Plough Corp.	5,799,528

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Medical (cont.)
1,570	Surmodics, Inc.(a)(L)	$85,204
2,700	Synthes, Inc.	335,383
82,600	Vertex Pharmaceuticals, Inc.(a)(L)	1,918,798
6,180	Zeneca Group PLC	266,187

		41,497,723

	Metals and Mining (2.4%)
46,600	Alcoa, Inc.	1,703,230
120,300	Barrick Gold Corp.	5,058,615
19,100	BHP Billiton PLC	587,739
26,600	Cameco Corp.	1,066,750
1,210	Century Aluminum Co.(a)(L)	65,267
166,000	China Molybdenum Co., Ltd.(a)(b)	303,603
14,400	Cleveland-Cliffs, Inc.(L)	1,451,520
9,850	Commercial Metals Co.(L)	289,098
18,300	Eurasian Natural Resource Corp.(a)	233,116
2,000	Evraz Group SA — GDR	155,000
42,400	Freeport-McMoRan Copper & Gold, Inc., Class B	4,343,456
800	GMK Norilsk Nickel	212,000
38,203	Harmony Gold Mining Co., Ltd.(a)(L)	394,210
1,980	Mueller Industries, Inc.(L)	57,400
38,900	Newmont Mining Corp.	1,899,487
28,900	Nucor Corp.	1,711,458
5,500	Rautaruukki Oyj	238,400
21,300	Repsol YPF SA	759,157
17,900	Rio Tinto PLC	1,894,355
12,690	USEC, Inc.(a)(L)	114,210
12,000	Usinas Siderurgicas de Minas Gerais SA	549,747

		23,087,818

	Oil & Gas (9.3%)
4,842	Air Liquide SA(L)	720,524
2,820	Alon USA Energy, Inc.(L)	76,648
55,300	BP PLC	676,927
2,900	Cairn Energy PLC(a)	177,437
11,200	Canadian Natural Resources Ltd.	823,853
86,292	ChevronTexaco Corp.	8,053,632
126,038	ConocoPhillips	11,129,155
1,600	Continental Resources, Inc.(a)	41,808
710	Dawson Geophysical Co.(a)(L)	50,737
10,310	Delek US Holdings, Inc.	208,571
4,900	EnCana Corp.	335,208
5,350	ENI SpA	195,921
201,200	Exxon Mobil Corp.	18,850,428
6,400	FMC Technologies, Inc.(a)	362,880
5,070	Global Industries Ltd.(a)	108,599
13,100	Grant Prideco, Inc.(a)	727,181
1,710	Gulf Island Fabrication, Inc.(L)	54,224
215,700	Halliburton Co.	8,177,187
16,400	Hess Corp.	1,654,104
4,000	Idemitsu Kosan Co., Ltd.	424,351
2,900	Inmet Mining Corp.	236,744
29	Inpex Holdings, Inc.	314,145
264,075	IOI Corporation Berhad	619,238
14,000	JGC Corp.	241,773
5,500	Kazmunaigas Exploration Production	170,500
114,000	Marathon Oil Corp.	6,938,040
28,400	Noble Corp.	1,604,884
18,000	OAO Rosneft Oil — ADR	174,600
25,600	OAO Gazprom — ADR	1,451,520
91,700	Occidental Petroleum Corp.	7,059,983
2,960	Oil States International, Inc.(a)(L)	100,995
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Oil & Gas (cont.)
8,370	Parker Drilling Co.(a)(L)	$63,194
4,800	Petroleo Brasileiro SA — ADR	553,152
15,170	Petroquest Energy, Inc.(a)(L)	216,931
9,370	Pioneer Drilling Co.(a)(L)	111,316
61,700	Pioneer Natural Resources Co.	3,013,428
14,700	Polski Koncern Naftowy Orlen SA — GDR(a)	620,433
25,800	Royal Dutch Shell — ADR	2,172,360
33,163	Royal Dutch Shell, Class A	1,393,831
5,800	Sasol Ltd.	287,949
5,700	Schlumberger Ltd.	560,709
1,370	SK Energy Co., Ltd.(a)	265,010
1,300	St. Mary Land & Exploration Co.	50,193
3,130	Stone Energy Corp.(a)	146,828
5,430	Swift Energy Co.(a)(L)	239,517
3,900	Total SA	324,012
4,570	Trico Marine Services, Inc.(a)(L)	169,181
29,730	UGI Corp.	810,142
3,920	Union Drilling Inc.(a)(L)	61,818
14,300	Vaalco Energy, Inc.(a)(L)	66,495
66,300	Valero Energy Corp.	4,642,989
45,000	XTO Energy, Inc.	2,311,200

		89,842,485

	Pharmaceuticals (4.6%)
1,300	Amag Pharmaceuticals, Inc.(a)(L)	78,169
44,400	Amylin Pharmaceuticals, Inc.(a)(L)	1,642,800
14,440	Arena Pharmaceuticals, Inc.(a)(L)	113,065
7,170	Astrazeneca PLC	307,378
7,500	Bare Escentuals, Inc.(a)(L)	181,875
74,700	Barr Pharmaceuticals, Inc.(a)	3,966,570
3,900	Bayer AG	355,598
36,040	Cephalon, Inc.(a)(L)	2,586,230
47,700	Cubist Pharmaceuticals, Inc.(a)	978,327
65,980	CV Therapeutics, Inc.(a)(L)	597,119
109,900	Eli Lilly & Co.	5,867,561
52,150	Encysive Pharmaceuticals, Inc.(a)(L)	44,328
68,200	Forest Laboratories, Inc.(a)	2,485,890
104,000	Gilead Sciences, Inc.(a)	4,785,040
9,180	Human Genome Sciences, Inc.(a)(L)	95,839
28,090	Incyte Pharmaceutical, Inc.(a)(L)	282,304
98,400	Medarex, Inc.(a)(L)	1,025,328
15,000	Medicis Pharmaceutical Corp., Class A(L)	389,550
39,600	Merck & Co., Inc.	2,301,156
51,300	Millennium Pharmaceuticals, Inc.(a)	768,474
22,727	Novartis AG	1,246,883
6,200	Novo Nordisk A/S, Class B	407,319
23,830	NPS Pharmaceuticals, Inc.(a)(L)	91,269
10,790	Perrigo Co.(L)	377,758
282,115	Pfizer, Inc.	6,412,474
16,300	Regeneron Pharmaceuticals, Inc.(a)(L)	393,645
15,790	Rigel Pharmaceuticals, Inc.(a)(L)	400,908
8,668	Roche Holding AG	1,497,889
5,800	Takeda Pharmaceutical Co., Ltd.	341,146
10,100	Teva Pharmaceutical Industries Ltd.	469,448
6,314	UCB SA	286,329
85,300	Wyeth	3,769,407
2,880	Xenoport, Inc.(a)(L)	160,934
10,460	Zymogenetics, Inc.(a)(L)	122,068

		44,830,078

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Real Estate (0.2%)
16,450	Alesco Financial, Inc.(L)	$53,956
5,880	American Campus Communities, Inc.(L)	157,878
22,000	Amoy Properties Ltd.	99,604
1,000	Digital Realty Trust, Inc.(L)	38,370
8,529	Hypo Real Estate Holdings	452,484
30,500	Kerry Properties Ltd.	245,075
4,400	LSR Group, Inc.(a)	63,800
63,800	Meruelo Maddux Properties, Inc.(a)(L)	255,200
8,510	Resource Capital Corp.(L)	79,228
80,000	Sino Land Co., Ltd.	284,216
9,000	Sun Hung Kai Properties Ltd. (b)	191,153
2,650	Taubman Centers, Inc.(L)	130,354

		2,051,318

	Restaurants (0.5%)
2,800	California Pizza Kitchen, Inc.(a)(L)	43,596
2,270	CBRL Group, Inc.(L)	73,525
3,500	Cheesecake Factory, Inc.(a)(L)	82,985
500	Chipotle Mexican Grill Inc., Class A(a)(L)	73,535
39,600	Darden Restaurants, Inc.	1,097,316
55,900	McDonald’s Corp.	3,293,069

		4,664,026

	Retail (3.7%)
5,880	Aeropostale, Inc.(a)(L)	155,820
2,110	Big Lots, Inc.(a)(L)	33,739
100,800	BJ’s Wholesale Club, Inc.(a)(L)	3,410,064
3,550	Bon-Ton Stores, Inc.(L)	33,689
4,090	Books-A-Million, Inc.(L)	48,753
5,060	Brown Shoe Co., Inc.(L)	76,760
4,900	Cawachi Ltd.(L)	126,338
24,000	Citizen Watch(L)	233,984
1,300	Columbia Sportswear Co.(L)	57,317
21,692	Compagnie Financiere Richemont AG	1,489,061
42,100	Costco Wholesale Corp.	2,936,896
78,480	Dollar Tree Stores, Inc.(a)(L)	2,034,202
70,500	Gap, Inc.	1,500,240
372,000	GOME Electrical Appliances Holdings, Ltd.	944,683
15,390	J Crew Group, Inc.(a)(L)	741,952
81,600	Jusco Ltd.	1,196,605
72,100	Kohl’s Corp.(a)	3,302,180
208,700	Lowe’s Cos., Inc.	4,720,794
6,300	Lululemon Athletica, Inc.(a)(L)	298,431
23,400	Marks & Spencer PLC	260,823
1,190	Men’s Wearhouse, Inc.(L)	32,106
98,500	PT Astra International Tbk	286,374
127,100	Quiksilver, Inc.(a)(L)	1,090,518
4,700	Select Comfort Corp.(a)(L)	32,947
2,800	Shimamura Co., Ltd.	238,890
5,800	Shoppers Drug Mart Corp.	313,072
2,770	Sotheby’s Holdings, Inc.(L)	105,537
34,000	Staples, Inc.	784,380
48,600	Tesco PLC	461,662
4,900	Ulta Salon, Cosmetics & Fragrance, Inc.(a)(L)	84,035
14,200	Urban Outfitters, Inc(a)(L)	387,092
18,600	W.W. Grainger, Inc.	1,627,872
125,100	Wal-Mart Stores, Inc.	5,946,003
1,840	Weis Markets, Inc.(L)	73,490
6,900	Whole Foods Market, Inc.(L)	281,520
12,600	Williams-Sonoma, Inc.(L)	326,340
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.)
	Retail (cont.)
8,400	Zumiez, Inc.(a)(L)	$204,624

		35,878,793

	Schools (0.6%)
35,900	Apollo Group, Inc., Class A(a)	2,518,385
1,460	DeVry, Inc.	75,862
33,020	ITT Educational Services, Inc.(a)(L)	2,815,615

		5,409,862

	Technology (2.1%)
33,220	CommScope, Inc.(a)	1,634,756
8,000	Cymer, Inc.(a)	311,440
14,700	Eresearch Technology, Inc.(a)(L)	173,754
59,600	Ingram Micro, Inc.(a)	1,075,184
256,290	Intel Corp.	6,832,691
2,610	JDA Software Group, Inc.(a)	53,401
122,700	Juniper Networks, Inc.(a)	4,073,640
158,800	RF Micro Devices, Inc.(a)(L)	906,748
34,500	United Technologies Corp.	2,640,630
19,700	Universal Display Corp.(a)(L)	407,199
86,700	Western Digital Corp.(a)	2,619,207

		20,728,650

	Telecommunications (4.4%)
30,000	America Movil, Series L — ADR	1,841,700
1,100	Anixter International, Inc.(a)(L)	68,497
16,970	Arris Group, Inc.(a)(L)	169,361
5,400	Aruba Networks, Inc.(a)	80,514
353,647	AT&T, Inc.	14,697,569
62,000	Century Tel, Inc.	2,570,520
35,700	Clearwire Corp., Class A(a)(L)	489,447
10,600	Cognet Communications Group, Inc.(a)(L)	251,326
1,210	Comtech Telecommunications Corp.(a)(L)	65,352
11,290	Consolidated Communications Holdings, Inc.	224,671
11,000	Egyptian Co.	409,368
19,600	Embarq Corp.	970,788
4,590	Encore Wire Corp.(L)	73,073
30,000	Harmonic, Inc.(a)(L)	314,400
42,500	Koninklijke Philips Electronics NV	772,908
2,400	Mobile TeleSystems — ADR	244,296
67,400	Motorola, Inc.	1,081,096
16,300	MTN Group Ltd.	305,695
4,400	Network Equipment Technologies, Inc.(a)(L)	37,048
1,770	Novatel Wireless, Inc.(a)(L)	28,674
277	NTT DoCoMo, Inc.	461,253
9,500	Orascom Telecom Holding SAE — GDR	788,500
72,200	Polycom, Inc.(a)(L)	2,005,716
4,000	Prusmian SPA(a)	98,766
125,800	Qualcomm, Inc.	4,950,230
306,400	Qwest Communications International, Inc.(a)(L)	2,147,864
17,000	SES Global	447,342
6,000	SES Global — FDR	157,885
140,575	Singapore Telecommunications Ltd. (b)	390,757
1,773	Swisscom AG	692,346
2,100	Tele Norte Leste Participacoes SA	40,312
17,303	Telefonica De Espana	562,062
11,400	Telekom Austria AG	317,148
910,000	Telekomunikasi Indonesia Tbk	983,653
25,300	Telenor ASA	604,778
22,500	TeliaSonera AB	210,674
75,000	Telstra Corp., Ltd.	308,767
128,700	Tim Participacoes SA	439,852
29,828	Turkcell Iletisim Hizmetleri AS	325,766

Shares or		Value
Principal Amount		(Note 2)

COMMON STOCKS (cont.)
	Telecommunications (cont.)
14,700	Verizon Communications, Inc.	$642,243
4,500	Vimpel-Communications — ADR	187,200
249,084	Vodafone Group PLC	931,072

		42,390,489

	Transportation (1.4%)
4,220	Alaska Air Group, Inc.(a)(L)	105,542
18,223	Asciano Group(L)	111,973
4,100	Canadian National Railway Co.	193,843
40,900	Continental Airlines, Inc., Class B(a)(L)	910,025
35	East Japan Railway Co.	288,899
37,800	Expeditors International of Washington, Inc.	1,688,904
22,400	FedEx Corp.	1,997,408
1,520	Gulfmark Offshore, Inc.(a)(L)	71,121
42,000	Hankyu Holdings, Inc.(L)	181,611
4,210	Hub Group, Inc., Class A(a)(L)	111,902
4,930	Landstar System, Inc.	207,800
21,750	Ryder System, Inc.	1,022,467
6,820	Skywest, Inc.(L)	183,117
241,500	Southwest Airlines Co.	2,946,300
12,465	Veolia Environnement(L)	1,138,003
124,900	Werner Enterprises, Inc.(L)	2,127,047
34,000	Yamato Holdings Co., Ltd.	490,367

		13,776,329

	Waste Management (0.6%)
8,200	Darling International, Inc.(a)(L)	94,792
5,800	EnergySolutions, Inc.(a)	156,542
172,300	Waste Management, Inc.	5,629,041

		5,880,375

	Total Common Stocks	941,533,491

EXCHANGE TRADED FUNDS (1.3%)
151,600	iShares Russell 1000 Index Fund(L)	12,100,712
9,180	iShares Russell 2000 Index Fund	698,139

	Total Exchange Traded Funds	12,798,851

CASH EQUIVALENTS (1.4%)
12,913,230	JP Morgan Cash Trade Execution	12,913,230

	Total Cash Equivalents	12,913,230

INVESTMENTS HELD AS COLLATERAL FOR LOAN ED SECURITIES (12.1%)
5,999,514	CC USA, Inc. MTN, 4.38%, 1/2/08(c)	5,999,514
6,000,000	Citigroup Global Markets, Inc. Master Note, 4.65%, 1/2/08(c)	6,000,000
15,000,000	Citigroup Global Markets, Inc. Repurchase Agreement, 4.65%, 01/02/08 (Purchased on 12/31/07, proceeds at maturity $15,005,816, collateralized by various corporate bonds, fair value $15,711,059)	15,000,000
6,000,000	Citigroup, Inc. MTN, 4.41%, 1/2/08(c)	6,000,000
5,000,000	Dorada Finance, Inc. MTN, 4.37%, 1/2/08(c)	5,000,000
6,000,000	Goldman Sachs Group, Inc. MTN, 4.62%, 1/2/08(c)	6,000,000
2,778,023	GSAA 2006-11 ABS, 4.96%, 1/25/08(c)	2,778,023
4,999,374	K2 (USA) LLC MTN, 4.38%, 1/2/08(c)	4,999,374
703,759	LBMLT 06 8 2A1 ABS, 4.91%, 1/25/08(c)	703,759
12,500,000	Lehman Brothers Holdings, Inc. MTN, 4.62%, 1/2/08(c)	12,500,000
7,000,000	Monumental Global Funding II MTN, 4.66%, 1/2/08(c)	7,000,000
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (cont.)
2,456,121	Morgan Stanley Repurchase Agreement, 4.35%, 01/02/08 (Purchased on 12/31/07, proceeds at maturity $2,457,012, collateralized by various U.S. Agencies, fair value $2,480,469)	$2,456,121
2,000,000	Morgan Stanley Repurchase Agreement, 4.60%, 01/02/08 (Purchased on 12/31/07, proceeds at maturity $2,000,767, collateralized by various corporate bonds, fair value $2,099,809)	2,000,000
20,000,000	Morgan Stanley Repurchase Agreement, 4.60%, 01/02/08 (Purchased on 12/31/07, proceeds at maturity $20,007,667, collateralized by various corporate bonds, fair value $20,998,087)	20,000,000
3,787,492	Morgan Stanley Repurchase Agreement, 4.70%, 01/02/08 (Purchased on 12/31/07, proceeds at maturity $3,788,976, collateralized by various U.S. Agency Mortgages, fair value $3,846,773)	3,787,492
3,000,000	Santander US Debt SA UNI MTN, 5.20%, 3/5/08(c)	3,000,000
1,572,308	The Bear Stearns Cos. 06-HE5 A1 ABS, 4.92%, 1/25/08(c)	1,572,308
5,000,000	United of Omaha Life Insurance Co. Funding Agreement, 5.31%, 1/2/08(c)	5,000,000
4,999,759	Wachovia Bank N.A. Bank Note, 4.37%, 1/2/08(c)	4,999,759
2,500,000	Wachovia Bank N.A. Bank Note, 4.64%, 1/2/08(c)	2,500,000

	Total Investments Held as Collateral for Loaned Securities	117,296,350

TOTAL INVESTMENTS — (112.1%)
(Cost $943,908,146) (e)		$1,084,541,922
Liabilities in Excess of Other Assets — (12.1)%		(116,991,438)

NET ASSETS — 100.0%		$967,550,484

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor has deemed these securities to be liquid.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(d)	Fair valued security. These securities represent less than 0.01% of net assets as of December 31, 2007.

(e)	See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.

(L)	A portion or all of the security is on loan.

ABS	Asset Backed Security

ADR	American Depositary Receipt

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company
At December 31, 2007, the Fund’s foreign currency exchange contracts were as follows:

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value on 12/31/07	Unrealized Gain/Loss
	Currencies Purchased
990,208	Hong Kong Dollar	12/27/07	1/2/08	$126,958	$127,000	$42
1,181,950	Hong Kong Dollar	12/28/07	1/3/08	151,511	151,612	101

	Total Currencies Purchased			$278,469	$278,612	$143

	Currencies Sold
25,730	Singapore Dollar	12/27/07	1/2/08	$17,744	$17,881	($137)

	Total Currencies Sold			$17,744	$17,881	($137)

	Net unrealized Gain/(Loss)					$6

See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
December 31, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)

ASSET BACKED SECURITIES (1.6%)
$575,000	Lehman XS Trust 2005-1 3A3A, 5.11%, 7/25/35	$475,575
565,000	Lehman XS Trust 2005-6 3A3A, 5.76%, 11/25/35	534,484
2,420,000	Lehman XS Trust 2006-5 2A4A, 5.89%, 4/25/36	2,454,678
4,860,000	Master Asset Backed Securities Trust, 5.23%, 11/25/35	4,850,645

	Total Asset Backed Securities	8,315,382

CORPORATE BONDS (24.0%)
1,650,000	Abbott Laboratories, 5.88%, 5/15/16	1,726,352
2,095,000	Alcan, Inc., 6.13%, 12/15/33	2,039,227
3,600,000	American International Group, Inc., 4.70%, 10/1/10	3,611,668
500,000	American Water Capital Corp., 6.09%, 10/15/17(b)	499,225
1,650,000	American Water Capital Corp., 6.59%, 10/15/37(b)(L)	1,619,868
1,200,000	Amgen, Inc., 5.85%, 6/1/17(b)	1,220,322
2,300,000	Amgen, Inc., 6.38%, 6/1/37(b)	2,339,864
700,000	Astrazeneca PLC, 5.40%, 9/15/12	724,440
1,225,000	Astrazeneca PLC, 6.45%, 9/15/37	1,346,859
3,600,000	AT&T Wireless Services, Inc., 8.13%, 5/1/12	4,006,588
2,800,000	Bank of America N.A., 5.30%, 3/15/17	2,727,533
2,800,000	BRE Properties, Inc., 5.50%, 3/15/17	2,730,916
3,800,000	Burlington Northern Santa Fe, Inc., 6.75%, 7/15/11	4,017,193
2,800,000	Carolina Power & Light, 6.50%, 7/15/12	2,983,033
850,000	Citigroup, Inc., 5.50%, 8/27/12	867,750
2,285,000	Citigroup, Inc., 6.13%, 11/21/17	2,351,473
850,000	Comcast Corp., 6.75%, 1/30/11	889,277
800,000	Covidien Ltd., 6.55%, 10/15/37 (b)	833,602
550,000	Du Pont (E.I.) De Nemours, 5.25%, 12/15/16	542,083
1,125,000	Eaton Vance Corp., 6.50%, 10/2/17	1,182,405
2,275,000	EnCana Corp., 6.63%, 8/15/37	2,377,543
1,500,000	EnCana Corp., 6.50%, 2/1/38	1,555,266
2,775,000	ERP Operating LP, 5.75%, 6/15/17(L)	2,647,225
1,000,000	Federated Retail Holdings, 5.90%, 12/1/16	943,389
1,809,030	FedEx Corp., 6.72%, 1/15/22	1,895,863
1,950,000	Firstar Bank, 7.13%, 12/1/09	2,050,091
4,910,000	General Electric Capital Corp., 6.13%, 2/22/11	5,136,243
3,350,000	General Mills, Inc., 6.00%, 2/15/12	3,438,544
3,100,000	Goldman Sachs Group, Inc., 5.30%, 2/14/12	3,138,176
2,525,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	2,481,757
2,300,000	Home Depot, Inc., 5.88%, 12/16/36	1,947,093
1,500,000	Household Finance Corp., 4.13%, 11/16/09	1,483,482
1,750,000	Kinder Morgan Energy Partners LP., 7.40%, 3/15/31	1,889,688
1,050,000	Kohl’s Corp., 6.88%, 12/15/37	1,022,214
2,950,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	3,006,752
950,000	Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	966,786
1,500,000	Lowe’s Cos., Inc., 6.65%, 9/15/37	1,526,247
2,100,000	May Department Stores Co., 7.45%, 9/15/11	2,208,391
800,000	McDonald’s Corp., 6.30%, 10/15/37	832,468
3,000,000	Merrill Lynch & Co., Inc., 4.13%, 9/10/09	2,953,071

		Value
Principal Amount		(Note 2)

CORPORATE BONDS (cont.)
$3,450,000	Merrill Lynch & Co., Inc., 6.05%, 8/15/12	$3,519,735
3,250,000	MetLife, Inc., 5.00%, 6/15/15	3,149,991
3,400,000	Morgan Stanley, 5.63%, 1/9/12	3,461,720
2,900,000	Morgan Stanley, 5.95%, 12/28/17	2,903,335
1,250,000	National City Corp., 4.50%, 3/15/10	1,256,971
2,375,000	National City Corp., 6.88%, 5/15/19	2,437,669
600,000	Nationwide Financial Services, Inc., 5.90%, 7/1/12	626,872
2,425,000	News America, Inc., 6.65%, 11/15/37 (b)	2,509,569
650,000	Pacific Gas & Electric Co., 5.63%, 11/30/17	653,196
2,785,000	PNC Funding Corp., 6.13%, 2/15/09	2,804,200
725,000	PNC Funding Corp., 5.50%, 9/28/12	736,010
2,100,000	Prudential Financial Inc., 6.10%, 6/15/17	2,116,033
3,725,000	Sprint Capital Corp., 6.88%, 11/15/28	3,542,147
1,300,000	Sprint Nextel Corp., 6.00%, 12/1/16(L)	1,247,237
2,000,000	SunTrust Banks, Inc., 4.25%, 10/15/09	1,983,902
600,000	SunTrust Banks, Inc., 5.25%, 11/5/12	605,203
900,000	Target Corp., 6.50%, 10/15/37	907,570
775,000	Time Warner, Inc., 6.88%, 5/1/12(L)	816,843
2,400,000	Time Warner, Inc., 7.63%, 4/15/31	2,663,482
1,732,000	Verizon Communications, Inc., 5.88%, 1/17/12	1,785,202
2,725,000	Vodafone Group PLC, 5.63%, 2/27/17	2,718,231
1,300,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	1,373,538
3,250,000	Washington Mutual, Inc., 4.20%, 1/15/10	2,904,782
200,000	WellPoint, Inc., 5.88%, 6/15/17	201,723

	Total Corporate Bonds	128,685,128

MORTGAGE BACKED SECURITIES (43.3%)
3,490,000	American Home Mortgage Investment Trust 2005-2 5A4C, 5.41%, 9/25/35	3,380,364
4,310,000	Banc of America Commercial Mortgage, Inc. 2004-3 A5, 5.49%, 6/10/39	4,439,647
3,825,000	Banc of America Commercial Mortgage, Inc. 2004-4 A6, 4.88%, 7/10/42	3,804,886
3,230,000	Banc of America Commercial Mortgage, Inc. 2005-6 AM, 5.35%, 9/10/47	3,146,852
4,215,000	Banc of America Commercial Mortgage, Inc. 2006-3 AM, 6.01%, 7/10/44	4,297,923
5,235,000	Banc of America Commercial Mortgage, Inc. 2006-4 AM, 5.68%, 7/10/46	5,243,339
4,069,239	Banc of America Commercial Mortgage, Inc. 2007-8 2A1, 7.00%, 9/25/37	4,108,662
959,742	Banc of America Funding Corp. 2006-F 1A1, 5.17%, 7/20/36	961,934
2,075,000	Citigroup Commercial Mortgage Trust 2007-C6 C, 5.89%, 12/10/49	1,884,385
951,731	Citigroup Mortgage Loan Trust, Inc. 2005-7, 5.20%, 9/25/35	936,162
221,368	Commercial Mortgage Pass-Through Certificates 2004-LB2A A1, 2.96%, 3/10/39	219,030
2,415,000	Commercial Mortgage Pass-Through Certificates 2007-C9 A4, 2.96%, 12/10/49	2,507,591
4,588,086	Countrywide Alternative Loan Trust 2005-50CB 1A1, 5.50%, 11/25/35	4,443,400
1,847,892	Countrywide Alternative Loan Trust 2007-24 A11, 7.00%, 10/25/37	1,861,175
5,298,044	Countrywide Alternative Loan Trust 2007-OA2 1A1, 5.70%, 3/25/47(c)	5,018,837
1,102,081	Countrywide Home Loans 2005-HYB6 4A1B, 5.37%, 10/20/35	1,088,677
4,001,784	Countrywide Home Loans 2007-HY5 1A1, 5.96%, 9/25/37	4,000,193
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
December 31, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)

MORTGAGE BACKED SECURITIES (cont.)
$1,205,000	Credit Suisse First Boston Mortgage Capital Certificates 2006-C1 AM, 5.73%, 2/15/39	$1,204,344
4,795,000	Credit Suisse First Boston Mortgage Capital Certificates 2006-C4 A3, 5.47%, 9/15/39	4,841,311
720,000	Credit Suisse First Boston Mortgage Capital Certificates 2007-3 1A3A, 5.75%, 3/25/37	722,868
1,825,000	Credit Suisse First Boston Mortgage Capital Certificates 2007-4R 1A1, 5.69%, 10/26/36	1,816,605
4,783,741	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3, 2.85%, 5/15/38	4,746,836
1,365,000	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3 A5, 3.94%, 5/15/38	1,304,374
1,540,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A4, 5.01%, 2/15/38	1,505,623
4,585,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 4A5, 5.25%, 6/25/35	4,537,508
1,370,000	General Electric Capital Commercial Mortgage Corp. 2004-C1 A3, 4.66%, 11/10/38	1,347,372
1,230,000	GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4, 5.37%, 8/10/38	1,253,791
908,963	Goldman Sachs Mortgage Securities Corp. 2007-10 A2A, 6.50%, 11/25/37	902,418
3,220,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A2, 5.78%, 8/10/45	3,285,296
1,085,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A4 L, 5.99%, 8/10/45	1,124,352
1,475,276	GSAA Home Equity Trust 2007-10 A1A, 6.00%, 11/25/37	1,446,656
3,956,206	HSI Home Loan Obligation 2007-AR2 2A1, 6.00%, 9/25/37	3,958,134
4,092,302	Indymac Index Mortgage Loan Trust 2006AR11 3A1, 5.83%, 6/25/36	4,062,671
1,155,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 A4, 4.47%, 1/12/39	1,121,497
5,445,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A4, 5.55%, 6/12/41	5,617,036
579,447	JP Morgan Chase Commercial Mortgage Securities Corp. 2004- PNC1 A1, 2.80%, 6/12/41	572,162
1,120,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006- CB17 A4, 5.43%, 12/12/43	1,128,331
1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006- LDP7 A4, 6.07%, 4/15/45	1,250,755
2,075,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006- LDP8 B, 5.52%, 5/15/45	1,891,225
4,270,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006- LDP9 A3, 5.41%, 5/15/47	4,262,175
1,305,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007- CB18 A4, 5.44%, 6/12/47	1,312,671
2,680,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007- CB20 A4, 5.79%, 2/12/51	2,761,001
1,565,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007- LD11 A4, 6.01%, 6/15/49	1,622,482

		Value
Principal Amount		(Note 2)

MORTGAGE BACKED SECURITIES (cont.)
$3,880,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007- LD12 A2, 5.83%, 2/15/51	$3,962,774
4,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007- LD12 A4, 5.88%, 2/15/51	4,316,706
4,364,000	LB-UBS Commercial Mortgage Trust 2004-C7 A6, 4.79%, 10/15/29	4,321,849
3,770,000	LB-UBS Commercial Mortgage Trust 2006-C6 AM, 5.41%, 9/15/39	3,696,761
1,565,620	Master Reperforming Loan Trust 2006- 2 1A1, 5.90%, 5/25/36	1,543,702
1,185,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3, 5.17%, 12/12/49	1,172,325
1,675,000	Morgan Stanley Capital I 2004-IQ7 A4, 5.54%, 6/15/38	1,720,130
5,945,000	Morgan Stanley Capital I 2007-IQ15 A4, 5.88%, 6/11/49	6,204,434
3,050,000	Morgan Stanley Mortgage Loan Trust 2006-7 5A2, 5.96%, 6/25/36	2,585,705
560,000	Nomura Asset Acceptance Corp. 2006- AF1 1A3, 6.41%, 5/25/36	528,330
2,625,000	Nomura Asset Acceptance Corp. 2006- AF2 1A4, 6.43%, 8/25/36	2,433,894
2,222,214	PHH Alternative Mortgage Trust 2007-1 21A, 6.00%, 2/25/37	2,209,335
3,020,595	Residential Accredit Loans, Inc. 2007- QS10 A1, 6.50%, 9/25/37	3,036,167
886,241	Residential Funding Mortgage Securities I 2006-SA2 2A1, 5.86%, 8/25/36	896,811
3,739,593	Structured Adjustable Rate Mortgage Loan 2007-3 3A1, 5.73%, 4/25/37	3,727,179
2,737,050	TBW Mortgage Backed Pass Through Certificates 2006-2 7A1, 7.00%, 7/25/36	2,832,700
3,306,496	The Bear Stearns Cos., Inc. ARM 2007- 5 1A1, 5.83%, 8/25/47	3,296,577
4,995,000	Wachovia Bank Commercial Mortgage Trust 2004-C11 A5, 5.22%, 1/15/41	5,064,435
4,885,000	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4, 5.23%, 7/15/41	4,983,978
4,098,175	Wachovia Mortgage Loan Trust, LLC 2006-A 3A1, 5.24%, 5/20/36	4,075,314
1,125,000	Washington Mutual Mortgage Pass-Through Certificates 2003-AR11 A6, 3.99%, 10/25/33	1,115,217
4,489,056	Washington Mutual Mortgage Pass-Through Certificates 2005-AR3 A1, 4.64%, 3/25/35	4,458,959
4,130,000	Washington Mutual Mortgage Pass-Through Certificates 2005-AR5 A5, 4.68%, 5/25/35	4,095,934
3,997,104	Washington Mutual Mortgage Pass-Through Certificates 2006-AR12 2A3, 5.76%, 10/25/36	3,973,123
967,210	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2 A1A, 5.80%, 4/25/46(c)	933,841
1,231,443	Washington Mutual Mortgage Pass-Through Certificates 2006-AR3 A1A, 5.83%, 5/25/46(c)	1,190,436
5,472,738	Washington Mutual Mortgage Pass-Through Certificates 2007-HY3 4A1, 5.36%, 3/25/37	5,451,175
3,261,914	Washington Mutual Mortgage Pass-Through Certificates 2007-HY5 2A2, 5.34%, 5/25/37	3,219,693
3,593,542	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6 1A1, 5.70%, 5/1/10	3,586,477
9,996,815	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6 2A1, 5.70%, 6/25/37	9,871,448
See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
December 31, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)

MORTGAGE BACKED SECURITIES (cont.)
$1,164,431	Washington Mutual Mortgage Pass-Through Certificates 2007-HY7 3A2, 5.92%, 7/25/37	$1,159,307
884,918	Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 4AB, 5.63%, 4/25/47(c)	820,585
4,695,738	Washington Mutual Mortgage Pass-Through Certificates 2007-OA5 1A, 5.78%, 4/25/33	4,500,395
944,817	Washington Mutual Mortgage Pass-Through Certificates 2007-OA5 1A1B, 5.61%, 6/25/47(c)	873,672
1,240,136	Washington Mutual Mortgage Pass-Through Certificates 2007-OA6 1A, 5.84%, 7/25/47	1,191,151
6,171,202	Wells Fargo Mortgage Backed Securities Trust 2006-AR10 5A1, 5.60%, 7/25/36	6,221,115
5,320,000	Wells Fargo Mortgage Backed Securities Trust 2006-AR7 2A5, 5.61%, 5/25/36	5,362,593

	Total Mortgage Backed Securities	231,576,778

U.S. GOVERNMENT AGENCIES (25.9%)
	Fannie Mae
880,667	6.13%, 10/1/08	882,496
1,934,081	4.96%, 11/1/08	1,933,138
1,378,440	6.12%, 4/1/09	1,395,498
3,688,436	7.41%, 4/1/10	3,879,950
2,577,494	7.26%, 12/1/10(L)	2,721,369
7,691,115	6.20%, 1/1/11	8,022,446
1,906,578	6.48%, 1/1/11	1,999,016
4,584,654	6.10%, 4/1/11	4,778,606
915,478	6.09%, 5/1/11	954,851
1,282,607	6.31%, 5/1/11	1,345,117
2,745,000	6.28%, 8/1/11	2,885,164
2,759,021	6.14%, 10/1/11	2,892,304
2,076,376	6.01%, 11/1/11	2,166,388
5,568,627	6.11%, 2/1/12	5,862,977
1,542,157	5.78%, 7/1/12	1,608,555
899,930	4.88%, 1/1/13	910,314
1,204,586	5.77%, 6/1/13	1,263,728
2,000,000	5.52%, 5/1/17	2,065,000
980,905	6.50%, 8/1/17	1,015,020
3,114,517	5.00%, 1/1/21	3,122,791
426,211	7.50%, 8/1/29	456,002
5,738,000	5.00%, 10/25/30	5,710,596
18,877	7.50%, 12/1/30	20,199
2,070,000	5.50%, 2/25/32	2,103,129
855,000	5.00%, 3/25/32	845,325
830,356	5.00%, 5/25/32	825,596
516,976	7.00%, 6/1/32	544,432
960,000	4.50%, 7/25/33	950,319
4,935,000	5.00%, 4/25/34	4,822,057
4,086,975	5.50%, 12/25/34	4,152,759
1,062,242	5.46%, 1/1/36	1,084,784
853,022	5.50%, 3/1/36	854,038
1,245,000	6.00%, 6/25/36	1,268,848
6,627,579	5.94%, 11/1/36	6,724,256
455,000	5.00%, 1/1/38(a)	443,980
3,258,302	5.90%, 7/25/42	3,366,709
	Freddie Mac
5,437,052	6.98%, 10/1/10	5,771,431
1,285,000	6.90%, 12/1/10	1,362,100
2,685,814	4.50%, 7/15/16	2,692,787
479,996	6.50%, 9/1/19	494,570

Shares or		Value
Principal Amount		(Note 2)

U.S. GOVERNMENT AGENCIES (cont.)
	Freddie Mac (cont.)
$4,150,000	5.00%, 2/15/20	$4,192,769
3,598,939	5.00%, 12/1/20	3,603,033
1,925,000	5.00%, 1/1/23(a)	1,926,810
5,135,000	4.50%, 3/15/27	4,965,392
810,000	5.00%, 3/15/31	807,493
5,270,000	5.00%, 8/15/31	5,216,243
1,230,000	5.00%, 3/15/32	1,216,543
4,150,000	5.00%, 6/15/33	4,043,260
1,040,000	5.00%, 10/15/33	1,009,927
3,395,000	5.00%, 3/15/34	3,305,302
1,045,000	5.00%, 8/15/34	1,038,672
950,000	5.00%, 9/15/34	921,350
565,000	5.50%, 8/1/37	563,921
269,999	5.50%, 9/1/37	269,485
2,280,000	5.50%, 12/1/37	2,275,554
7,565,000	5.00%, 1/1/38(a)	7,381,784

	Total U.S. Government Agencies	138,936,183

U.S.TREASURY OBLIGATIONS (0.3%)
425,000	U.S. Treasury Bonds, 6.00%, 2/15/26(d)	503,094
890,000	U.S. Treasury Note, 4.25%, 11/15/17	905,784

	Total U.S. Treasury Obligations	1,408,878

CLOSED-END INVESTMENT COMPANIES (1.4%)
156,000	BlackRock Income Trust	861,120
25,300	First Trust/FIDAC Mortgage Income Fund(L)	433,895
49,589	MFS Government Markets Income Trust	334,726
297,100	MFS Intermediate Income Trust	1,806,368
116,765	Putnam Master Intermediate Income Trust	737,955
221,136	Putnam Premier Income Trust	1,371,043
73,600	Western Asset/Claymore U.S. Treasury	865,536
72,500	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	850,425

	Total Closed-End Investment Companies	7,261,068

CASH EQUIVALENT (4.1%)
22,208,792	JP Morgan Cash Trade Execution(d)	22,208,792

	Total Cash Equivalent	22,208,792

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (1.5%)
4,999,595	CC USA, Inc. MTN, 4.38%, 1/2/08(c)	4,999,595
536,343	CWL 2006-14 2A1 ABS, 4.92%, 1/25/08(c)	536,343
651,526	Morgan Stanley Repurchase Agreement, 4.70%, 01/02/08 (Purchased on 12/31/07, proceeds at maturity $651,782, collateralized by various U.S. Agency Mortgages, fair value $661,724)	651,526
2,000,000	Santander U.S. Debt SA UNI MTN, 5.20%, 3/5/08(c)	2,000,000

	Total Investments Held as Collateral for Loaned Securities	8,187,464

TOTAL INVESTMENTS — (102.1%)
(Cost $541,390,544)(e)		$546,579,673
Liabilities in Excess of Other Assets — (2.1)%		(11,363,264)

NET ASSETS — 100.0%		$535,216,409

See accompanying notes to financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
December 31, 2007
(Unaudited)

(a)	Security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2007.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed basis.

(e)	See notes to financial statement for tax basis unrealized appreciation (depreciation) of securities.

(L)	A portion or all of the security is on loan.

ABS	Asset Backed Security

ARM	Adjustable Rate Mortgage

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

portfolio of investments (continued)

NEW COVENANT BALANCED GROWTH FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

INVESTMENT COMPANIES (98.5%):
5,897,842	New Covenant Growth Fund (b)	$211,319,689
4,937,593	New Covenant Income Fund (b)	123,785,456

	Total Investment Companies	335,105,145

Principal Amount

CASH EQUIVALENTS (1.0%):
$3,578,461	JP Morgan Cash Trade Execution	3,578,461

	Total Cash Equivalents	3,578,461

TOTAL INVESTMENTS — (99.5%)
(Cost $288,060,752)(a)		$338,683,606
Assets in excess of other liabilities — (0.5%)		1,626,397

NET ASSETS — 100.0%		$340,310,003

(a)	See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.
NEW COVENANT BALANCED INCOME FUND
December 31, 2007
(Unaudited)

		Value
Shares		(Note 2)

INVESTMENT COMPANIES (98.5%):
1,207,050	New Covenant Growth Fund (b)	$43,248,591
2,776,277	New Covenant Income Fund (b)	69,601,263

	Total Investment Companies	112,849,854

Principal Amount

CASH EQUIVALENTS (1.5%):
$1,691,735	JP Morgan Cash Trade Execution	1,691,735

	Total Cash Equivalents	1,691,735

TOTAL INVESTMENTS — (100.0%)
(Cost $100,888,171)(a)		$114,541,589
Liabilities in excess of other assets — (0.0%)		(25,009)

NET ASSETS — 100.0%		$114,516,580

(a)	See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.
See accompanying notes to financial statements.

statements of assets and liabilities

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

ASSETS:
Investments, at value (Cost $943,908,146, $541,390,544, $3,578,461 and $1,691,735, respectively)(a)	$1,084,541,922	$546,579,673	$3,578,461	$1,691,735
Investments in affiliates, at value (Cost $0, $0, $284,482,291 and $99,196,436, respectively)	—	—	335,105,145	112,849,854
Cash	39,263	1,944,347	—	—
Foreign currency, at value (Cost $93,586, $0, $0 and $0, respectively)	94,512	—	—	—
Interest and dividends receivable	1,152,381	3,247,142	18,660	6,714
Receivable for capital shares issued	5,259	475	205,652	1,400
Receivable for investments sold	3,789,549	10,876,359	1,558,201	—
Receivable for forward foreign currency contracts	143	—	—	—
Receivable from Advisor	—	—	71,037	23,898
Reclaims receivable	41,449	—	—	—
Prepaid expenses	34,501	24,020	20,528	10,532

Total Assets	1,089,698,979	562,672,016	340,557,684	114,584,133

LIABILITIES:
Payable for investments purchased	2,865,157	18,229,089	—	—
Payable for capital shares redeemed	938,871	623,850	90,467	11,750
Payable for forward foreign currency contracts	137	—	—	—
Payable for return of collateral received on securities loaned	117,296,350	8,187,464	—	—
Accrued expenses and other payables:
Investment advisory	706,120	221,137	—	—
Administration	6,254	3,958	2,419	820
Shareholder service	140,642	92,998	73,909	23,338
Transfer agent	11,478	11,792	23,932	12,962
Accounting	25,088	12,876	8,016	2,642
Chief Compliance Officer	12,273	5,754	4,222	1,215
Other	146,125	66,689	44,716	14,826

Total Liabilities	122,148,495	27,455,607	247,681	67,553

NET ASSETS	$967,550,484	$535,216,409	$340,310,003	$114,516,580

NET ASSETS consist of:
Capital	828,556,037	536,266,745	300,723,499	102,682,719
Undistributed (distributions in excess of) net investment income	(827,887)	126,441	16,006	14,335
Accumulated net realized losses from investment and foreign currency transactions	(815,371)	(6,365,906)	(11,052,356)	(1,833,892)
Net unrealized appreciation on investment transactions and translation of assets and liabilities denominated in foreign currency	140,637,705	5,189,129	50,622,854	13,653,418

Net Assets	$967,550,484	$535,216,409	$340,310,003	$114,516,580

Shares Outstanding	27,006,775	21,346,197	3,767,459	5,582,685
Net asset value, offering price and redemption price per share	$35.83	$25.07	$90.33	$20.51

(a)	Includes value of securities on loan of $113,158,491, $8,060,407, $0 and $0, respectively.
See accompanying notes to financial statements.

statements of operations

NEW COVENANT FUNDS
For the six months ended December 31, 2007
(Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

INVESTMENT INCOME:
Interest	$498,032	$14,643,399	$122,195	$40,378
Dividend	7,474,913	223,931	—	—
Dividend income from affiliates	—	—	3,508,325	1,759,328
Foreign tax withholding	(62,227)	—	—	—
Income from securities lending	225,414	28,491	—	—

Total Investment Income	8,136,132	14,895,821	3,630,520	1,799,706

EXPENSES:
Investment advisory	4,946,159	2,064,192	—	—
Administration	50,027	27,525	17,615	5,925
Shareholder servicing	909,686	436,096	426,684	145,093
Accounting	152,339	87,172	45,878	16,068
Transfer agent	31,483	28,193	68,124	35,526
Custodian	75,959	8,095	170	168
Chief Compliance Officer	14,824	7,909	5,118	1,709
Other	169,123	100,618	66,904	30,041

Total expenses before contractual fee reductions	6,349,600	2,759,800	630,493	234,530
Expenses contractually reduced by Advisor	(901,397)	(443,942)	(425,720)	(145,262)
Expenses paid indirectly	(52,754)	—	—	—

Total Expenses	5,395,449	2,315,858	204,773	89,268

NET INVESTMENT INCOME	2,740,683	12,579,963	3,425,747	1,710,438

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains from investment transactions	30,474,381	1,917,362	13,330,287 †	3,445,325 †
Net realized gains from foreign currency transactions	28,532	—	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(57,673,072)	10,274,391	(15,386,469)	(2,775,380)

Net realized/unrealized gains (losses) from investments and foreign currency transactions	(27,170,159)	12,191,753	(2,056,182)	669,945

Change in net assets resulting from operations	$(24,429,476)	$24,771,716	$1,369,565	$2,380,383

†	Represents realized gains from investment transactions with affiliates.
See accompanying notes to financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Growth Fund		Income Fund
	For the six	For the year	For the six	For the year
	months ended	ended	months ended	ended
	December 31,	June 30,	December 31,	June 30,
	2007	2007	2007	2007
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income	$2,740,683	$7,031,244	$12,579,963	$24,148,842
Net realized gains (losses) from investments and foreign currency transactions	30,502,913	76,717,411	1,917,362	(1,186,020)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currency	(57,673,072)	89,808,372	10,274,391	6,308,382

Change in net assets resulting from operations	(24,429,476)	173,557,027	24,771,716	29,271,204

DISTRIBUTION TO SHAREHOLDERS:
From net investment income	(2,529,045)	(7,673,788)	(12,453,522)	(24,215,086)
From net realized gains on investments	(50,589,593)	—	—	—
Tax return of capital	—	—	—	(94,148)

Change in net assets from distributions to shareholders	(53,118,638)	(7,673,788)	(12,453,522)	(24,309,234)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	64,852,268	54,842,359	45,055,222	59,306,070
Dividends reinvested	37,240,818	388,217	3,892,586	1,720,299
Cost of shares redeemed	(90,530,294)	(93,587,641)	(63,394,516)	(55,001,994)

Change in net assets from capital transactions	11,562,792	(38,357,065)	(14,446,708)	6,024,375

Change in net assets	(65,985,322)	127,526,174	(2,128,514)	10,986,345

NET ASSETS:
Beginning of period	1,033,535,806	906,009,632	537,344,923	526,358,578

End of period	$967,550,484	$1,033,535,806	$535,216,409	$537,344,923

SHARE TRANSACTIONS:
Issued	1,740,595	1,510,806	1,814,174	2,380,735
Reinvested	1,052,318	16,552	160,890	68,972
Redeemed	(2,355,481)	(2,617,340)	(2,544,945)	(2,209,197)

Net increase (decrease)	437,432	(1,089,982)	(569,881)	240,510

Accumulated net investment income (loss)	$(827,887)	$(1,039,525)	$126,441	$—

See accompanying notes to financial statements.

     statements of changes in net assets (continued)

NEW COVENANT FUNDS

	Balanced Growth Fund		Balanced Income Fund
	For the six	For the year	For the six	For the year
	months ended	ended	months ended	ended
	December 31,	June 30,	December 31,	June 30,
	2007	2007	2007	2007
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income	$3,425,747	$7,056,369	$1,710,438	$3,612,926
Net realized gains on investments	13,330,287 †	743,569 †	3,445,325 †	705,478 †
Net change in unrealized appreciation/(depreciation) on investments	(15,386,469)	36,095,796	(2,775,380)	8,136,242

Change in net assets resulting from operations	1,369,565	43,895,734	2,380,383	12,454,646

DISTRIBUTION TO SHAREHOLDERS:
From net investment income	(3,413,359)	(7,052,751)	(1,696,103)	(3,613,264)
Tax return of capital	—	—	—	(3,119)

Change in net assets from distributions to shareholders	(3,413,359)	(7,052,751)	(1,696,103)	(3,616,383)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,597,924	28,542,412	2,684,214	5,503,331
Dividends reinvested	2,663,486	5,379,927	1,048,352	2,225,098
Cost of shares redeemed	(30,251,545)	(29,498,444)	(11,755,478)	(17,223,826)

Change in net assets from capital transactions	(10,990,135)	4,423,895	(8,022,912)	(9,495,397)

Change in net assets	(13,033,929)	41,266,878	(7,338,632)	(657,134)

NET ASSETS:
Beginning of period	353,343,932	312,077,054	121,855,212	122,512,346

End of period	$340,310,003	$353,343,932	$114,516,580	$121,855,212

SHARE TRANSACTIONS:
Issued	183,192	327,193	130,938	274,677
Reinvested	29,466	61,468	51,303	111,204
Redeemed	(333,978)	(338,514)	(572,679)	(865,752)

Net increase (decrease)	(121,320)	50,147	(390,438)	(479,871)

Accumulated net investment income	$16,006	$3,618	$14,335	$—

†	Represents realized gains (losses) from investment transactions with affiliates.
See accompanying notes to financial statements.

financial highlights

NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Growth Fund
	For the six		For the year	For the year	For the year	For the year	For the year
	months ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2007		2007	2006	2005	2004	2003
	(unaudited)
Net Asset Value, Beginning of Period	$38.90		$32.76	$29.92	$28.07	$23.51	$24.13

INVESTMENT ACTIVITIES:
Net investment income	0.11		0.26	0.18	0.21	0.07	0.10
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(1.11)		6.17	2.86	1.85	4.58	(0.63)

Total from Investment Activities	(1.00)		6.43	3.04	2.06	4.65	(0.53)

DIVIDENDS:
Net investment income	(0.10)		(0.29)	(0.20)	(0.21)	(0.09)	(0.09)
Net realized gains	(1.97)		—	—	—	—	—

Total Dividends	(2.07)		(0.29)	(0.20)	(0.21)	(0.09)	(0.09)

Change in net asset value per share	(3.07)		6.14	2.84	1.85	4.56	(0.62)

Net Asset Value, End of Period	$35.83		$38.90	$32.76	$29.92	$28.07	$23.51

Total Return	(2.48)	%(b)	19.68%	10.17%	7.38%	19.81%	(2.17)%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$967,550		$1,033,536	$906,010	$878,583	$834,575	$708,885
Ratio of expenses to average net assets	1.08	%(c)	1.08%	1.07%	1.11%	1.13%	1.13%
Ratio of net investment income to average net assets	0.55	%(c)	0.73%	0.58%	0.75%	0.32%	0.47%
Ratio of expenses to average net assets (a)	1.27	%(c)	1.28%	1.28%	1.36%	1.39%	1.13%
Portfolio turnover rate	35%		65%	51%	76%	94%	63%

(a)	Ratios excluding waivers and expenses paid indirectly.

(b)	Not annualized.

(c)	Annualized.
See accompanying notes to financial statements.

financial highlights (continued)

NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Income Fund
	For the six		For the year	For the year	For the year	For the year	For the year
	months ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2007		2007	2006	2005	2004	2003
	(unaudited)
Net Asset Value, Beginning of Period	$24.52		$24.28	$25.56	$25.17	$26.62	$25.54

INVESTMENT ACTIVITIES:
Net investment income	0.59		1.12	1.00	0.94	0.96	1.00
Net realized and unrealized gains (losses) on investments	0.54		0.25	(1.23)	0.55	(0.96)	1.42

Total from Investment Activities	1.13		1.37	(0.23)	1.49	—	2.42

DIVIDENDS:
Net investment income	(0.58)		(1.13)	(1.04)	(1.04)	(0.90)	(1.06)
Net realized gains	—		—	(0.01)	(0.06)	(0.44)	(0.28)
Tax return of capital	—		— *	— *	—	(0.11)	—

Total Dividends	(0.58)		(1.13)	(1.05)	(1.10)	(1.45)	(1.34)

Change in net asset value per share	0.55		0.24	(1.28)	0.39	(1.45)	1.08

Net Asset Value, End of Period	$25.07		$24.52	$24.28	$25.56	$25.17	$26.62

Total Return	4.59	%(b)	5.65%	(0.90)%	6.02%	0.00%	9.63%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$535,216		$537,345	$526,359	$527,208	$524,025	$525,734
Ratio of expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.86%	0.86%	0.85%
Ratio of net investment income to average net assets	4.58	%(c)	4.49%	4.04%	3.68%	3.70%	3.79%
Ratio of expenses to average net assets (a)	1.01	%(c)	1.01%	1.01%	1.08%	1.11%	0.85%
Portfolio turnover rate	108%		258%	263%	206%	242%	226%

*	Less than $0.005.

(a)	Ratios excluding waivers and expenses paid indirectly.

(b)	Not annualized.

(c)	Annualized.
See accompanying notes to financial statements.

financial highlights (continued)

NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Balanced Growth Fund
	For the six		For the year	For the year	For the year	For the year	For the year
	months ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2007		2007	2006	2005	2004	2003
	(unaudited)
Net Asset Value, Beginning of Period	$90.86		$81.30	$78.20	$74.65	$67.88	$67.25

INVESTMENT ACTIVITIES:
Net investment income (a)	0.89		1.83	1.52	1.41	1.34	1.27
Net realized and unrealized gains (losses) on investments (a)	(0.53)		9.56	3.10	3.54	6.73	0.71

Total from Investment Activities	0.36		11.39	4.62	4.95	8.07	1.98

DIVIDENDS:
Net investment income	(0.89)		(1.83)	(1.52)	(1.40)	(1.23)	(1.27)
Net realized gains	—		—	—	—	—	(0.08)
Tax return of capital	—		—	— *	—	(0.07)	—

Total Dividends	(0.89)		(1.83)	(1.52)	(1.40)	(1.30)	(1.35)

Change in net asset value per share	(0.53)		9.56	3.10	3.55	6.77	0.63

Net Asset Value, End of Period	$90.33		$90.86	$81.30	$78.20	$74.65	$67.88

Total Return	0.40	%(c)	14.11%	5.93%	6.68%	11.95%	3.10%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$340,310		$353,344	$312,077	$305,524	$302,446	$272,467
Ratio of expenses to average net assets	0.12	%(d)	0.12%	0.12%	0.14%	0.15%	0.14%
Ratio of net investment income to average net assets	1.95	%(d)	2.11%	1.85%	1.83%	1.52%	1.96%
Ratio of expenses to average net assets (b)	0.36	%(d)	0.37%	0.38%	0.22%	0.15%	0.14%
Portfolio turnover rate	15%		7%	10%	5%	12%	15%

*	Less than $0.005.

(a)	Includes income or gains (losses) from affiliates.

(b)	Ratios excluding waivers and expenses paid indirectly.

(c)	Not annualized.

(d)	Annualized.
See accompanying notes to financial statements.

financial highlights (continued)

NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Balanced Income Fund
	For the six		For the year	For the year	For the year	For the year	For the year
	months ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2007		2007	2006	2005	2004	2003
	(unaudited)
Net Asset Value, Beginning of Period	$20.40		$18.99	$18.90	$18.24	$17.52	$17.10

INVESTMENT ACTIVITIES:
Net investment income (a)	0.30		0.59	0.52	0.48	0.53	0.52
Net realized and unrealized gains (losses) on investments (a)	0.11		1.41	0.09	0.66	0.70	0.47

Total from Investment Activities	0.41		2.00	0.61	1.14	1.23	0.99

DIVIDENDS:
Net investment income	(0.30)		(0.59)	(0.52)	(0.48)	(0.48)	(0.52)
Net realized gains	—		—	—	—	—	(0.05)
Tax return of capital	—		— *	—	—	(0.03)	—

Total Dividends	(0.30)		(0.59)	(0.52)	(0.48)	(0.51)	(0.57)

Change in net asset value per share	0.11		1.41	0.09	0.66	0.72	0.42

Net Asset Value, End of Period	$20.51		$20.40	$18.99	$18.90	$18.24	$17.52

Total Return	2.02	%(c)	10.65%	3.26%	6.32%	7.07%	6.00%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$114,517		$121,855	$122,512	$124,809	$124,915	$122,576
Ratio of expenses to average net assets	0.15	%(d)	0.15%	0.15%	0.17%	0.18%	0.16%
Ratio of net investment income to average net assets	2.90	%(d)	2.95%	2.71%	2.58%	2.34%	3.08%
Ratio of expenses to average net assets (b)	0.40	%(d)	0.40%	0.41%	0.25%	0.18%	0.16%
Portfolio turnover rate	8%		7%	13%	6%	12%	18%

*	Less than $0.005.

(a)	Includes income or gains (losses) from affiliates.

(b)	Ratios excluding waivers and expenses paid indirectly.

(c)	Not annualized.

(d)	Annualized.
See accompanying notes to financial statements.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)
1. Organization
New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth”), and New Covenant Balanced Income Fund (“Balanced Income”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds’ investment advisor is the NCF Investment Department of New Covenant Trust Company, N.A., a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the “Advisor”).
The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. Dividend income, if any, will be incidental.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.
2. Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.
Portfolio Valuation: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other assets and securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM EST.
Securities Transactions and Investment Income: During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

notes to financial statements (continued)

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)
Options: The Funds may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at December 31, 2007.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.
Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time foreign forward contracts are extinguished.
Loans of Portfolio Securities: The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). The initial value of the collateral for the security loans made pursuant to the Lending Agreement is required to be at least 102% of the market value of the securities loaned and maintained in an amount equal to at least 102% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in investment income in the respective Statements of Operations.
At December 31, 2007, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements and other short-term securities. Information on the investment of cash collateral is shown in the Portfolios of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.
The value of the loaned securities and related collateral at December 31, 2007, was as follows:

	Value of	Value of	Value of
Fund	Securities Loaned	Cash Collateral	Non-Cash Collateral

Growth Fund	$113,158,491	$117,326,035	$—
Income Fund	8,060,407	8,187,464	—

notes to financial statements (continued)

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)
Repurchase Agreements: The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.
Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions: The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.
The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.
When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.
As of December 31, 2007, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

Fund	Amount

Income Fund	$9,752,574

Dividends and Distributions to Shareholders: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.
Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.
These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.
Federal Income Taxes: It is each Fund’s intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.
In addition, effective December 31, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Funds’ assets or results of operations.

notes to financial statements (continued)

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)
Recently Issued Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
Allocation of Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.
Expenses Paid Indirectly: The Growth Fund directs certain portfolio trades to brokers who rebate a portion of their commissions in cash to the Fund. The recaptured commissions are used to pay expenses of the Fund, including, but not limited to, administration fees, custody fees, audit fees and printing fees, as directed by the Trust. Under this arrangement, the Growth Fund had expenses reduced by $52,754, or 0.01%, as a percentage of the average daily net assets of the Fund on an annualized basis for the period ended December 31, 2007.
3. Investment Advisory and Other Agreements and Related Party Transactions
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of New Covenant Trust Company, N.A. Under the Agreement, the Advisor is responsible for managing the Funds’ investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Advisor a monthly fee at the annual rate of 0.99% of the Growth Fund’s average daily net assets and the Income Fund pays the Advisor a monthly fee at the annual rate of 0.75% of the Income Fund’s average daily net assets. The Advisor does not receive advisory fees for the Balanced Growth and Balanced Income Funds (the “Balanced Funds”). The Advisor has entered into Sub-Advisory Agreements with six Sub-Advisors to assist in the selection and management of the Growth Fund’s and Income Fund’s investment securities. It is the responsibility of the Sub-Advisors, under the direction of the Advisor, to make day-to-day investment decisions for these Funds. The Advisor, not the Funds, pays each Sub-Advisor a quarterly fee for their services. The Advisor pays the Sub-Advisor’s fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Advisor is responsible for making investment decisions.
The following are the Sub-Advisors for the Growth Fund: Capital Guardian Trust Company, Mazama Capital Management Inc., Santa Barbara Asset Management Inc., Sound Shore Management Inc., and Wellington Management Company, LLP.
Tattersall Advisory Group is the Sub-Advisor for the Income Fund.
The Trust employs a Chief Compliance Officer (“CCO”) who receives a portion of his compensation as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Advisor.
The Trust is a party to Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreement, each Fund is authorized to pay monthly an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the Shareholder Services Agreement, the Advisor has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreement.
The Trust has entered into servicing agreements with Citi Fund Services Ohio, Inc. (“Citi Ohio”), an indirect, wholly owned subsidiary of Citigroup, Inc. Under the servicing agreements, Citi Ohio provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, Citi Ohio is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the Fund Accounting Agreement, Citi Ohio is entitled to a fee computed at an annual rate of 0.03% of the notes to financial statements (continued)

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)
Trust’s average daily net assets for the first $500,000,000, 0.0225% for $500,000,001 to $5,000,000,000, and 0.01% over $5,000,000,000. Under the Administration Agreement, Citi Ohio is entitled to a fee computed at an annual rate of 0.01% of the Trust’s average daily net assets.
The Trust issues shares of the Funds pursuant to a Distribution Agreement with New Covenant Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of New Covenant Trust Company, N.A., a subsidiary of the Presbyterian Church (U.S.A.) Foundation, under which the Distributor serves as the principal distributor of the Funds’ shares. The Funds do not pay the Distributor in its capacity as principal distributor.
The Trust has a Custodian Agreement with JPMorgan.
No officer, trustee or employee of the Trust, Citi, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the Trustees and Officers in attending Board and Committee meetings.
A summary of each Balanced Fund’s investment in the Growth Fund and Income Fund for the six months ended December 31, 2007, is as follows:

	Share Activity
				Balance			Value
	Balance			December 31,	Realized		December 31,
	June 30, 2007	Purchases	Sales	2007	Gain/(Loss)	Income	2007

New Covenant Balanced Growth Fund

New Covenant Growth Fund	5,721,291	876,660	700,109	5,897,842	$13,963,015	$546,883	$211,319,689
New Covenant Income Fund	5,107,767	798,082	968,256	4,937,593	($632,728)	$2,961,442	$123,785,456

New Covenant Balanced Income Fund

New Covenant Growth Fund	1,212,992	152,986	158,928	1,207,050	$3,641,120	$110,161	$43,248,591
New Covenant Income Fund	2,965,666	171,066	360,455	2,776,277	($195,795)	$1,649,167	$69,601,263
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term U.S. government and other short-term investments, for the six months ended December 31, 2007, were as follows:

	Purchases	Sales
	(excluding U.S.	(excluding U.S.	Purchases of U.S.	Sales of U.S.
Fund	Government)	Government)	Government	Government

Growth Fund	$339,031,324	$371,736,877	$—	$—
Income Fund	200,592,672	84,003,387	361,435,054	539,178,255
Balanced Growth Fund	51,784,708	51,370,772	—	—
Balanced Income Fund	9,737,108	15,234,411	—	—
5. Risk Factors
The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities”; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

notes to financial statements (continued)

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)
The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.
The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.
6. Federal Income Taxes
As of June 30, 2007, the Funds had available for federal tax purposes unused capital loss carryforwards expiring as follows:

	2012	2013	2014	2015	Total
Income Fund	$—	$—	$1,591,357	$5,673,243	$7,264,600
Balanced Growth Fund	768,453	6,966,124	2,286,304	—	10,020,881
Balanced Income Fund	2,289,626	792,155	—	—	3,081,781
Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year. For the tax year ended June 30, 2007, the Funds deferred to July 1, 2007, post-October capital losses of:

Post-October Losses
Growth Fund	$12,957
Income Fund	68,865
At December 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$952,109,510	$173,838,553	($41,406,140)	$132,432,413
Income Fund	543,107,106	6,794,848	(3,322,281)	3,472,567
Balanced Growth Fund	302,549,435	36,134,171	—	36,134,171
Balanced Income Fund	100,934,895	13,606,694	—	13,606,694

supplemental data (unaudited)

NEW COVENANT FUNDS
December 31, 2007
(Unaudited)
Proxy Voting Policy and Proxy Voting Record
A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 800-858-6127; (ii) on the Funds’ website at www. NewCovenantFunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Quarterly Holdings
Portfolio holdings statements for the Funds for the quarters ended March 31 and September 30, are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.
Additional Fund Information — Hypothetical Cost of Investing
As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/07	12/31/07	7/1/07 — 12/31/07	7/1/07 — 12/31/07

Growth Fund	$1,000.00	$975.20	$5.36	1.08%
Income Fund	1,000.00	1,045.90	4.32	0.84%
Balanced Growth Fund	1,000.00	1,004.00	0.60	0.12%
Balanced Income Fund	1,000.00	1,020.20	0.76	0.15%
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/07	12/31/07	7/1/07 — 12/31/07	7/1/07 — 12/31/07

Growth Fund	$1,000.00	$1,019.71	$5.48	1.08%
Income Fund	1,000.00	1,020.91	4.27	0.84%
Balanced Growth Fund	1,000.00	1,024.53	0.61	0.12%
Balanced Income Fund	1,000.00	1,024.38	0.76	0.15%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

supplemental data (unaudited)

NEW COVENANT FUNDS
December 31, 2007
Approval of the Sub-Advisory Agreement with Santa Barbara Asset Management Inc. (“Santa Barbara”)
A new Sub-Advisory Agreement (the “Agreement”) between the Advisor and Santa Barbara with respect to the New Covenant Growth Fund (the “Fund”) was approved by the Board of Trustees on November 19, 2007 due to a change in control of Santa Barbara and the automatic termination of the existing sub-advisory agreement with Santa Barbara in accordance with the applicable provisions of Investment Company Act of 1940, as amended (the “1940 Act”). Nuveen Investments, Inc. (“Nuveen”), which acquired Santa Barbara in 2005, was itself acquired in November 2007 by a group of investors led by a private equity firm. The Board took action with respect to the approval of the Agreement as a result of having been informed of the acquisition of Nuveen and the resulting termination of the existing sub-advisory agreement between the Advisor and Santa Barbara. Relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow the Board to properly consider the approval of the Agreement, and it is the duty of Santa Barbara to furnish the Trustees with such information as is responsive to their request. Accordingly, counsel for the Fund requested information from Santa Barbara concerning the proposed transaction, and Santa Barbara provided information responsive to that request. In determining whether to approve the Agreement, the Board of Trustees relied on materials Santa Barbara provided to the Board. This included materials regarding the investor group that acquired Nuveen, representations that there would be no changes to the Santa Barbara personnel responsible for managing a portion of the Fund, data on any anticipated effects on Santa Barbara’s ability to provide sub-advisory services to the Fund, efforts to retain key personnel and benefits of the transaction to the Fund. The Board reviewed the investment performance of the portion of the Fund managed by Santa Barbara and noted that the fee to be paid under the Agreement was at the same rate as under the former sub-advisory agreement. As part of its deliberations, the Board also considered and relied upon the information about the Fund and Santa Barbara that had been provided in connection with their regular Board meetings at which they engage in the ongoing oversight of the Fund and its operations.
Among the factors considered by the Board was the similarity of the Agreement to the agreement approved by the Board for Santa Barbara that terminated by operation of the 1940 Act. The Board also considered the information regarding Santa Barbara that had been reviewed by the Board at the meeting held on May 21, 2007, and reviewed the conclusions reached with respect to the continuation of the sub-advisory agreement with Santa Barbara. Furthermore, the Board considered the representation regarding the continuity of the portfolio management team at Santa Barbara following the change in control of Nuveen.
In reaching their conclusion with respect to the approval of the Agreement, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that influenced their decision-making process. The Board did, however, identify the performance of Santa Barbara as a portfolio manager for the New Covenant Growth Fund. The Board further considered the additional resources that would be brought to bear as a result of the transaction.
Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Agreement are fair and reasonable in light of the services to be provided and the Board therefore voted to approve the Agreement for a one-year period. During this process the Independent Trustees were counseled by their own independent legal counsel (as such term is defined in the rules under the 1940 Act).

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This report is authorized for distribution only if preceded or accompanied by a current prospectus. Shares of New Covenant Funds are distributed by New Covenant Funds Distributor, Inc., 200 East Twelfth Street, Jeffersonville, IN 47130

200 E. Twelfth Street Jeffersonville, IN 47130	FIRST STD U.S. POSTAGE PAID ADDISION, IL PERMIT NO. 2000

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedule of Investments.
Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11.	Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Covenant Funds

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date March 10, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Leech

Robert E. Leech, President

Date March 10, 2008

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer

Date March 10, 2008
* Print the name and title of each signing officer under his or her signature.